Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SPDR INDEX SHARES FUNDS
Entity Central Index Key	0001168164
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000062489
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dow Jones Global Real Estate ETF
Trading Symbol	RWO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® Dow Jones Global Real Estate ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Dow Jones Global Real Estate ETF	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The global REIT market experienced mixed results over the fiscal year. The Dow Jones Global Select RESI Index lost -0.82% as Asian REITs gained and were almost able to overcome the underperformances produced in both the U.S. and European regions of the sector. Subsector-wise, healthcare, industrial, and mall REITs outperformed, while infrastructure, data centers, and hotels underperformed. Globally, investors showed increased interest in diversified REIT exposure, particularly in regions with strong ESG frameworks and urban growth. However, the market faced headwinds from rising interest rates, inflation, and regulatory uncertainty, particularly in the U.S., which tempered overall enthusiasm. Despite these challenges, the REIT sector showed resilience and adaptability, with emerging trends like fractional ownership and thematic investing gaining traction.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	RWO	MSCI ACWI IMI Index	Dow Jones Global Select Real Estate Securities Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,604	$10,757	$10,608
11/30/15	$10,393	$10,690	$10,395
12/31/15	$10,470	$10,491	$10,469
01/31/16	$10,043	$9,833	$10,042
02/29/16	$10,063	$9,782	$10,057
03/31/16	$11,028	$10,522	$11,018
04/30/16	$10,956	$10,688	$10,947
05/31/16	$10,992	$10,710	$10,981
06/30/16	$11,400	$10,633	$11,390
07/31/16	$11,890	$11,107	$11,881
08/31/16	$11,538	$11,144	$11,527
09/30/16	$11,371	$11,225	$11,355
10/31/16	$10,708	$11,008	$10,692
11/30/16	$10,484	$11,128	$10,466
12/31/16	$10,877	$11,368	$10,858
01/31/17	$10,877	$11,676	$10,860
02/28/17	$11,177	$11,997	$11,158
03/31/17	$10,985	$12,139	$10,958
04/30/17	$11,054	$12,335	$11,027
05/31/17	$11,135	$12,581	$11,106
06/30/17	$11,211	$12,655	$11,175
07/31/17	$11,410	$13,002	$11,375
08/31/17	$11,331	$13,048	$11,289
09/30/17	$11,308	$13,328	$11,258
10/31/17	$11,224	$13,597	$11,175
11/30/17	$11,570	$13,864	$11,520
12/31/17	$11,727	$14,090	$11,670
01/31/18	$11,621	$14,850	$11,566
02/28/18	$10,853	$14,230	$10,793
03/31/18	$11,139	$13,964	$11,073
04/30/18	$11,353	$14,095	$11,280
05/31/18	$11,523	$14,150	$11,446
06/30/18	$11,742	$14,065	$11,664
07/31/18	$11,831	$14,455	$11,754
08/31/18	$11,991	$14,588	$11,907
09/30/18	$11,715	$14,611	$11,622
10/31/18	$11,318	$13,468	$11,230
11/30/18	$11,706	$13,658	$11,613
12/31/18	$11,013	$12,670	$10,912
01/31/19	$12,179	$13,701	$12,072
02/28/19	$12,174	$14,082	$12,064
03/31/19	$12,522	$14,228	$12,400
04/30/19	$12,421	$14,698	$12,300
05/31/19	$12,365	$13,818	$12,241
06/30/19	$12,578	$14,707	$12,445
07/31/19	$12,643	$14,751	$12,506
08/31/19	$12,879	$14,379	$12,735
09/30/19	$13,201	$14,681	$13,051
10/31/19	$13,484	$15,085	$13,334
11/30/19	$13,346	$15,461	$13,195
12/31/19	$13,368	$16,009	$13,214
01/31/20	$13,418	$15,797	$13,265
02/29/20	$12,275	$14,504	$12,129
03/31/20	$9,425	$12,417	$9,312
04/30/20	$10,084	$13,784	$9,963
05/31/20	$10,114	$14,418	$9,993
06/30/20	$10,270	$14,879	$10,140
07/31/20	$10,578	$15,652	$10,443
08/31/20	$10,795	$16,600	$10,655
09/30/20	$10,475	$16,085	$10,327
10/31/20	$10,139	$15,737	$9,995
11/30/20	$11,467	$17,729	$11,304
12/31/20	$11,948	$18,611	$11,771
01/31/21	$11,866	$18,578	$11,692
02/28/21	$12,302	$19,072	$12,122
03/31/21	$12,716	$19,566	$12,519
04/30/21	$13,580	$20,416	$13,369
05/31/21	$13,822	$20,720	$13,609
06/30/21	$13,986	$20,970	$13,761
07/31/21	$14,594	$21,076	$14,361
08/31/21	$14,790	$21,598	$14,555
09/30/21	$13,969	$20,737	$13,740
10/31/21	$14,818	$21,746	$14,550
11/30/21	$14,577	$21,162	$14,314
12/31/21	$15,617	$22,002	$15,327
01/31/22	$14,670	$20,860	$14,402
02/28/22	$14,285	$20,383	$14,023
03/31/22	$15,054	$20,799	$14,766
04/30/22	$14,260	$19,147	$13,989
05/31/22	$13,543	$19,158	$13,284
06/30/22	$12,348	$17,505	$12,107
07/31/22	$13,362	$18,756	$13,102
08/31/22	$12,507	$18,090	$12,262
09/30/22	$10,962	$16,344	$10,732
10/31/22	$11,358	$17,350	$11,121
11/30/22	$12,092	$18,670	$11,840
12/31/22	$11,706	$17,953	$11,449
01/31/23	$12,800	$19,275	$12,520
02/28/23	$12,212	$18,740	$11,946
03/31/23	$11,867	$19,200	$11,588
04/30/23	$12,057	$19,445	$11,775
05/31/23	$11,577	$19,210	$11,306
06/30/23	$11,978	$20,331	$11,677
07/31/23	$12,417	$21,108	$12,105
08/31/23	$12,009	$20,502	$11,708
09/30/23	$11,249	$19,639	$10,950
10/31/23	$10,735	$18,985	$10,449
11/30/23	$11,892	$20,740	$11,575
12/31/23	$13,034	$21,827	$12,672
01/31/24	$12,499	$21,877	$12,155
02/29/24	$12,478	$22,791	$12,132
03/31/24	$12,839	$23,512	$12,470
04/30/24	$12,018	$22,714	$11,673
05/31/24	$12,441	$23,634	$12,081
06/30/24	$12,557	$24,071	$12,180
07/31/24	$13,301	$24,567	$12,900
08/31/24	$14,142	$25,140	$13,714
09/30/24	$14,534	$25,719	$14,081
10/31/24	$13,830	$25,123	$13,400
11/30/24	$14,215	$26,103	$13,773
12/31/24	$13,242	$25,401	$12,821
01/31/25	$13,487	$26,233	$13,059
02/28/25	$13,881	$26,002	$13,439
03/31/25	$13,549	$24,993	$13,100
04/30/25	$13,550	$25,227	$13,101
05/31/25	$13,839	$26,687	$13,379
06/30/25	$13,856	$27,896	$13,380
07/31/25	$13,708	$28,268	$13,238
08/31/25	$14,330	$29,037	$13,841
09/30/25	$14,476	$30,037	$13,965

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
RWO	(0.40%)	6.68%	3.77%
MSCI ACWI IMI Index	16.79%	13.30%	11.63%
Dow Jones Global Select Real Estate Securities Index	(0.82%)	6.22%	3.40%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,135,950,042
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 5,669,668
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$1,135,950,042 Number of Portfolio Holdings226 Portfolio Turnover Rate5% Total Advisory Fees Paid$5,669,668
Holdings [Text Block]

Top Ten Countries

Countries	%
United States	70.7%
Japan	8.8%
United Kingdom	3.7%
Australia	2.8%
Singapore	2.7%
France	2.0%
Hong Kong	1.5%
Switzerland	1.2%
Sweden	1.2%
Canada	0.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Welltower, Inc.	7.8%
Prologis, Inc.	6.9%
Equinix, Inc.	5.0%
Simon Property Group, Inc.	4.0%
Realty Income Corp.	3.6%
Digital Realty Trust, Inc.	3.6%
Public Storage	3.0%
Ventas, Inc.	2.1%
Mitsui Fudosan Co. Ltd.	2.0%
Extra Space Storage, Inc.	2.0%

Material Fund Change [Text Block]
C000038339
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dow Jones International Real Estate ETF
Trading Symbol	RWX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® Dow Jones International Real Estate ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Dow Jones International Real Estate ETF	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

International REITs experienced mixed results over the fiscal year producing gains while significantly lagging the broader market. The Dow Jones Global Select RESI ex-U.S. Index gained 4.44% as Asian REIT gains were able to overcome the slight underperformance produced in Europe. Across both regions, investors increasingly favored subsectors like data centers, industrial properties, and healthcare facilities, while traditional office and retail segments continued to face structural challenges. Institutional and retail investors alike showed increased interest in non-U.S. REITs as they sought exposure for currency hedging and growth potential. Despite ongoing concerns about interest rate volatility and inflation, the international REIT landscape showed resilience, adaptability, and growing appeal as a long-term investment vehicle all while introducing emerging trends like fractional ownership and thematic investing.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	RWX	MSCI All Country World ex USA Index	Dow Jones Global ex-U.S. Select Real Estate Securities Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,638	$10,744	$10,644
11/30/15	$10,211	$10,523	$10,224
12/31/15	$10,087	$10,324	$10,104
01/31/16	$9,663	$9,622	$9,684
02/29/16	$9,849	$9,512	$9,869
03/31/16	$10,679	$10,286	$10,699
04/30/16	$10,972	$10,556	$10,997
05/31/16	$10,758	$10,378	$10,784
06/30/16	$10,716	$10,219	$10,760
07/31/16	$11,170	$10,725	$11,218
08/31/16	$10,926	$10,793	$10,975
09/30/16	$10,893	$10,926	$10,942
10/31/16	$10,223	$10,769	$10,273
11/30/16	$9,888	$10,519	$9,939
12/31/16	$10,102	$10,789	$10,179
01/31/17	$10,260	$11,171	$10,341
02/28/17	$10,426	$11,349	$10,505
03/31/17	$10,449	$11,637	$10,530
04/30/17	$10,665	$11,886	$10,749
05/31/17	$10,962	$12,271	$11,051
06/30/17	$10,756	$12,309	$10,846
07/31/17	$11,095	$12,763	$11,191
08/31/17	$11,041	$12,830	$11,127
09/30/17	$10,945	$13,068	$11,033
10/31/17	$10,926	$13,314	$11,017
11/30/17	$11,271	$13,422	$11,371
12/31/17	$11,648	$13,722	$11,762
01/31/18	$12,055	$14,486	$12,179
02/28/18	$11,354	$13,803	$11,460
03/31/18	$11,470	$13,560	$11,592
04/30/18	$11,763	$13,776	$11,878
05/31/18	$11,563	$13,458	$11,674
06/30/18	$11,423	$13,205	$11,549
07/31/18	$11,550	$13,521	$11,680
08/31/18	$11,448	$13,238	$11,573
09/30/18	$11,259	$13,298	$11,378
10/31/18	$10,749	$12,217	$10,869
11/30/18	$10,911	$12,332	$11,034
12/31/18	$10,673	$11,774	$10,805
01/31/19	$11,703	$12,664	$11,850
02/28/19	$11,543	$12,911	$11,689
03/31/19	$11,879	$12,988	$12,027
04/30/19	$11,689	$13,331	$11,835
05/31/19	$11,625	$12,616	$11,771
06/30/19	$11,884	$13,375	$12,041
07/31/19	$11,781	$13,214	$11,926
08/31/19	$11,924	$12,805	$12,071
09/30/19	$12,195	$13,135	$12,358
10/31/19	$12,646	$13,593	$12,820
11/30/19	$12,578	$13,713	$12,754
12/31/19	$12,786	$14,307	$12,985
01/31/20	$12,832	$13,923	$13,036
02/29/20	$11,720	$12,822	$11,904
03/31/20	$8,876	$10,966	$9,016
04/30/20	$9,407	$11,797	$9,551
05/31/20	$9,559	$12,183	$9,709
06/30/20	$9,652	$12,733	$9,807
07/31/20	$9,896	$13,301	$10,057
08/31/20	$10,315	$13,870	$10,480
09/30/20	$10,029	$13,529	$10,189
10/31/20	$9,626	$13,238	$9,775
11/30/20	$11,007	$15,019	$11,181
12/31/20	$11,624	$15,831	$11,819
01/31/21	$11,468	$15,865	$11,664
02/28/21	$11,619	$16,179	$11,819
03/31/21	$11,788	$16,384	$11,989
04/30/21	$12,317	$16,866	$12,532
05/31/21	$12,717	$17,394	$12,947
06/30/21	$12,651	$17,281	$12,879
07/31/21	$13,007	$16,996	$13,246
08/31/21	$13,099	$17,319	$13,343
09/30/21	$12,381	$16,765	$12,610
10/31/21	$12,677	$17,165	$12,866
11/30/21	$12,235	$16,392	$12,420
12/31/21	$12,674	$17,070	$12,872
01/31/22	$12,024	$16,441	$12,213
02/28/22	$11,934	$16,115	$12,119
03/31/22	$12,265	$16,141	$12,465
04/30/22	$11,467	$15,127	$11,653
05/31/22	$11,365	$15,236	$11,547
06/30/22	$10,125	$13,925	$10,282
07/31/22	$10,795	$14,402	$10,971
08/31/22	$10,099	$13,939	$10,236
09/30/22	$8,847	$12,546	$8,959
10/31/22	$8,996	$12,920	$9,114
11/30/22	$9,739	$14,446	$9,855
12/31/22	$9,904	$14,338	$10,026
01/31/23	$10,476	$15,500	$10,610
02/28/23	$10,095	$14,956	$10,222
03/31/23	$9,804	$15,322	$9,875
04/30/23	$10,176	$15,588	$10,250
05/31/23	$9,510	$15,021	$9,575
06/30/23	$9,469	$15,695	$9,529
07/31/23	$10,003	$16,334	$10,071
08/31/23	$9,659	$15,596	$9,724
09/30/23	$9,208	$15,103	$9,264
10/31/23	$8,760	$14,480	$8,841
11/30/23	$9,710	$15,784	$9,809
12/31/23	$10,554	$16,577	$10,674
01/31/24	$10,110	$16,412	$10,226
02/29/24	$9,622	$16,827	$9,729
03/31/24	$10,146	$17,353	$10,269
04/30/24	$9,748	$17,042	$9,857
05/31/24	$9,810	$17,536	$9,910
06/30/24	$9,480	$17,520	$9,575
07/31/24	$10,063	$17,925	$10,169
08/31/24	$10,708	$18,436	$10,824
09/30/24	$11,044	$18,932	$11,166
10/31/24	$10,048	$18,003	$10,157
11/30/24	$9,850	$17,840	$9,961
12/31/24	$9,285	$17,494	$9,390
01/31/25	$9,637	$18,199	$9,750
02/28/25	$9,677	$18,451	$9,793
03/31/25	$9,834	$18,409	$9,945
04/30/25	$10,591	$19,074	$10,713
05/31/25	$10,844	$19,948	$10,967
06/30/25	$11,151	$20,625	$11,285
07/31/25	$10,951	$20,566	$11,085
08/31/25	$11,423	$21,279	$11,572
09/30/25	$11,517	$22,046	$11,663

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
RWX	4.28%	2.81%	1.42%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
Dow Jones Global ex-U.S. Select Real Estate Securities Index	4.44%	2.74%	1.55%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 297,787,562
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 1,697,325
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$297,787,562 Number of Portfolio Holdings121 Portfolio Turnover Rate9% Total Advisory Fees Paid$1,697,325
Holdings [Text Block]

Top Ten Countries

Countries	%
Japan	30.5%
United Kingdom	12.7%
Australia	9.5%
Singapore	9.5%
France	6.8%
Hong Kong	5.1%
Switzerland	4.3%
Sweden	4.2%
Canada	2.7%
Belgium	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Mitsui Fudosan Co. Ltd.	6.8%
Scentre Group REIT	3.2%
Link REIT	3.0%
Unibail-Rodamco-Westfield REIT	2.9%
Segro PLC REIT	2.7%
Swiss Prime Site AG	2.5%
CapitaLand Integrated Commercial Trust REIT	2.3%
Klepierre SA REIT	1.9%
CapitaLand Ascendas REIT	1.9%
Nippon Building Fund, Inc. REIT	1.8%

Material Fund Change [Text Block]
C000017550
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> EURO STOXX 50 ETF
Trading Symbol	FEZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® EURO STOXX 50 ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® EURO STOXX 50 ETF	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

European equities experienced a volatile but broadly positive stretch from late 2024 through Q3 2025. After a weak end to 2024 driven by energy costs, manufacturing struggles, and geopolitical tensions, markets rebounded in early 2025 on low valuations and fiscal stimulus, notably Germany’s €500B investment plan. A weaker dollar and improving sentiment further supported gains in Q2, though UK equities lagged due to sector-specific headwinds. Q3 brought modest progress amid easing inflation and continued European Central Bank rate cuts. Sector rotation favored financials, energy, defensives, and luxury goods, while Germany underperformed and France, the UK, and Netherlands led regional performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	FEZ	MSCI All Country World ex USA Index	EURO STOXX 50 Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,918	$10,744	$10,920
11/30/15	$10,719	$10,523	$10,722
12/31/15	$10,283	$10,324	$10,284
01/31/16	$9,561	$9,622	$9,561
02/29/16	$9,291	$9,512	$9,292
03/31/16	$9,947	$10,286	$9,948
04/30/16	$10,134	$10,556	$10,130
05/31/16	$10,108	$10,378	$10,087
06/30/16	$9,471	$10,219	$9,443
07/31/16	$9,962	$10,725	$9,935
08/31/16	$10,034	$10,793	$10,008
09/30/16	$10,062	$10,926	$10,038
10/31/16	$9,998	$10,769	$9,974
11/30/16	$9,676	$10,519	$9,653
12/31/16	$10,379	$10,789	$10,357
01/31/17	$10,450	$11,171	$10,429
02/28/17	$10,569	$11,349	$10,549
03/31/17	$11,239	$11,637	$11,218
04/30/17	$11,668	$11,886	$11,646
05/31/17	$12,189	$12,271	$12,144
06/30/17	$11,993	$12,309	$11,951
07/31/17	$12,432	$12,763	$12,390
08/31/17	$12,444	$12,830	$12,404
09/30/17	$13,010	$13,068	$12,969
10/31/17	$13,108	$13,314	$13,070
11/30/17	$13,045	$13,422	$13,007
12/31/17	$12,908	$13,722	$12,870
01/31/18	$13,803	$14,486	$13,764
02/28/18	$12,891	$13,803	$12,855
03/31/18	$12,717	$13,560	$12,680
04/30/18	$13,221	$13,776	$13,180
05/31/18	$12,478	$13,458	$12,413
06/30/18	$12,461	$13,205	$12,391
07/31/18	$12,977	$13,521	$12,906
08/31/18	$12,426	$13,238	$12,357
09/30/18	$12,437	$13,298	$12,370
10/31/18	$11,422	$12,217	$11,359
11/30/18	$11,332	$12,332	$11,271
12/31/18	$10,840	$11,774	$10,779
01/31/19	$11,478	$12,664	$11,415
02/28/19	$11,889	$12,911	$11,828
03/31/19	$11,935	$12,988	$11,876
04/30/19	$12,547	$13,331	$12,485
05/31/19	$11,815	$12,616	$11,728
06/30/19	$12,794	$13,375	$12,705
07/31/19	$12,497	$13,214	$12,410
08/31/19	$12,226	$12,805	$12,143
09/30/19	$12,614	$13,135	$12,532
10/31/19	$13,046	$13,593	$12,964
11/30/19	$13,250	$13,713	$13,170
12/31/19	$13,647	$14,307	$13,569
01/31/20	$13,117	$13,923	$13,039
02/29/20	$11,907	$12,822	$11,831
03/31/20	$9,974	$10,966	$9,902
04/30/20	$10,483	$11,797	$10,411
05/31/20	$11,152	$12,183	$11,074
06/30/20	$11,978	$12,733	$11,897
07/31/20	$12,413	$13,301	$12,324
08/31/20	$12,949	$13,870	$12,861
09/30/20	$12,407	$13,529	$12,317
10/31/20	$11,422	$13,238	$11,341
11/30/20	$13,832	$15,019	$13,753
12/31/20	$14,395	$15,831	$14,316
01/31/21	$14,025	$15,865	$13,947
02/28/21	$14,643	$16,179	$14,568
03/31/21	$15,289	$16,384	$15,218
04/30/21	$15,947	$16,866	$15,871
05/31/21	$16,643	$17,394	$16,490
06/30/21	$16,184	$17,281	$16,104
07/31/21	$16,297	$16,996	$16,219
08/31/21	$16,645	$17,319	$16,570
09/30/21	$15,796	$16,765	$15,714
10/31/21	$16,578	$17,165	$16,499
11/30/21	$15,427	$16,392	$15,353
12/31/21	$16,477	$17,070	$16,412
01/31/22	$15,793	$16,441	$15,729
02/28/22	$14,890	$16,115	$14,826
03/31/22	$14,682	$16,141	$14,620
04/30/22	$13,632	$15,127	$13,573
05/31/22	$13,986	$15,236	$13,903
06/30/22	$12,448	$13,925	$12,380
07/31/22	$13,038	$14,402	$12,973
08/31/22	$12,235	$13,939	$12,141
09/30/22	$11,257	$12,546	$11,170
10/31/22	$12,386	$12,920	$12,293
11/30/22	$14,153	$14,446	$14,049
12/31/22	$14,050	$14,338	$13,941
01/31/23	$15,708	$15,500	$15,589
02/28/23	$15,636	$14,956	$15,511
03/31/23	$16,332	$15,322	$16,201
04/30/23	$16,875	$15,588	$16,733
05/31/23	$15,972	$15,021	$15,801
06/30/23	$17,062	$15,695	$16,872
07/31/23	$17,562	$16,334	$17,348
08/31/23	$16,620	$15,596	$16,422
09/30/23	$15,764	$15,103	$15,572
10/31/23	$15,319	$14,480	$15,135
11/30/23	$17,080	$15,784	$16,879
12/31/23	$17,842	$16,577	$17,637
01/31/24	$18,059	$16,412	$17,852
02/29/24	$18,893	$16,827	$18,681
03/31/24	$19,671	$17,353	$19,451
04/30/24	$19,017	$17,042	$18,788
05/31/24	$19,748	$17,536	$19,480
06/30/24	$19,158	$17,520	$18,897
07/31/24	$19,278	$17,925	$19,019
08/31/24	$20,082	$18,436	$19,804
09/30/24	$20,430	$18,932	$20,149
10/31/24	$19,209	$18,003	$18,946
11/30/24	$18,619	$17,840	$18,364
12/31/24	$18,604	$17,494	$18,353
01/31/25	$20,189	$18,199	$19,918
02/28/25	$20,892	$18,451	$20,614
03/31/25	$20,868	$18,409	$20,588
04/30/25	$21,706	$19,074	$21,412
05/31/25	$22,820	$19,948	$22,466
06/30/25	$23,328	$20,625	$22,969
07/31/25	$22,842	$20,566	$22,493
08/31/25	$23,504	$21,279	$23,150
09/30/25	$24,393	$22,046	$24,028

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
FEZ	19.40%	14.48%	9.33%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
EURO STOXX 50 Index	19.25%	14.30%	9.16%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 4,642,439,058
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 11,897,722
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$4,642,439,058 Number of Portfolio Holdings53 Portfolio Turnover Rate10% Total Advisory Fees Paid$11,897,722
Holdings [Text Block]

Top Countries

Countries	%
Germany	30.6%
France	28.4%
Netherlands	13.1%
Spain	9.4%
Italy	8.1%
United States	5.6%
China	1.9%
Belgium	1.3%
Finland	1.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
ASML Holding NV	8.1%
SAP SE	5.8%
Siemens AG	4.3%
Allianz SE	3.4%
Schneider Electric SE	3.4%
Banco Santander SA	3.3%
LVMH Moet Hennessy Louis Vuitton SE	3.3%
TotalEnergies SE	2.9%
Airbus SE	2.9%
Safran SA	2.8%

Material Fund Change [Text Block]
C000149166
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI ACWI Climate Paris Aligned ETF
Trading Symbol	NZAC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® MSCI ACWI Climate Paris Aligned ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® MSCI ACWI Climate Paris Aligned ETF	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund exhibited negative returns during the first 6 months under review, but generated positive double digit returns during the last 6 months. News on rates took economic center stage in December as the U.S. Federal Reserve ("the Fed") signaled fewer 2025 rate cuts than expected, leading to a sharp drop in U.S. markets. Post-inauguration, early saber-rattling on tariffs, notably with neighbors Canada and Mexico, pushed U.S. markets down while in stark contrast, international markets remained steady. When “Liberation Day” arrived on April 2nd and tariffs were officially enacted, all markets tanked in response. Global markets declined across the board in the days following, but as prospects emerged of trade deals being reached more swiftly than expected, markets began to claw their way back up. Despite the fears, early returns on economic data seemed to indicate that the worst-case scenarios were not materializing. Market shifted their focus back to Artificial Intelligence ("A.I.") and rate cuts, and while some concerns about a potential bubble in A.I.-related investments surfaced, they were put to rest by evidence of significant A.I.-related investments continuing to be made. By the time the Fed cut rates in September, markets had fully priced in the event.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	NZAC	MSCI ACWI IMI Index	MSCI ACWI Climate Paris Aligned Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,781	$10,757	$10,785
11/30/15	$10,698	$10,690	$10,696
12/31/15	$10,510	$10,491	$10,506
01/31/16	$9,881	$9,833	$9,865
02/29/16	$9,818	$9,782	$9,790
03/31/16	$10,529	$10,522	$10,508
04/30/16	$10,668	$10,688	$10,642
05/31/16	$10,715	$10,710	$10,686
06/30/16	$10,627	$10,633	$10,590
07/31/16	$11,103	$11,107	$11,070
08/31/16	$11,157	$11,144	$11,121
09/30/16	$11,222	$11,225	$11,186
10/31/16	$11,013	$11,008	$10,973
11/30/16	$11,105	$11,128	$11,053
12/31/16	$11,320	$11,368	$11,270
01/31/17	$11,647	$11,676	$11,596
02/28/17	$11,988	$11,997	$11,934
03/31/17	$12,143	$12,139	$12,086
04/30/17	$12,341	$12,335	$12,283
05/31/17	$12,612	$12,581	$12,553
06/30/17	$12,671	$12,655	$12,616
07/31/17	$13,017	$13,002	$12,957
08/31/17	$13,039	$13,048	$12,976
09/30/17	$13,260	$13,328	$13,195
10/31/17	$13,520	$13,597	$13,455
11/30/17	$13,782	$13,864	$13,712
12/31/17	$13,992	$14,090	$13,928
01/31/18	$14,769	$14,850	$14,702
02/28/18	$14,167	$14,230	$14,095
03/31/18	$13,860	$13,964	$13,793
04/30/18	$13,995	$14,095	$13,915
05/31/18	$14,003	$14,150	$13,918
06/30/18	$13,908	$14,065	$13,823
07/31/18	$14,338	$14,455	$14,247
08/31/18	$14,450	$14,588	$14,352
09/30/18	$14,501	$14,611	$14,397
10/31/18	$13,421	$13,468	$13,318
11/30/18	$13,616	$13,658	$13,508
12/31/18	$12,664	$12,670	$12,566
01/31/19	$13,675	$13,701	$13,573
02/28/19	$14,028	$14,082	$13,928
03/31/19	$14,219	$14,228	$14,114
04/30/19	$14,716	$14,698	$14,606
05/31/19	$13,847	$13,818	$13,741
06/30/19	$14,770	$14,707	$14,663
07/31/19	$14,842	$14,751	$14,733
08/31/19	$14,509	$14,379	$14,396
09/30/19	$14,827	$14,681	$14,707
10/31/19	$15,249	$15,085	$15,126
11/30/19	$15,616	$15,461	$15,488
12/31/19	$16,172	$16,009	$16,046
01/31/20	$16,012	$15,797	$15,900
02/29/20	$14,742	$14,504	$14,625
03/31/20	$12,769	$12,417	$12,659
04/30/20	$14,134	$13,784	$14,019
05/31/20	$14,755	$14,418	$14,634
06/30/20	$15,219	$14,879	$15,099
07/31/20	$16,029	$15,652	$15,912
08/31/20	$17,030	$16,600	$16,903
09/30/20	$16,485	$16,085	$16,358
10/31/20	$16,094	$15,737	$15,969
11/30/20	$18,089	$17,729	$17,941
12/31/20	$18,911	$18,611	$18,763
01/31/21	$18,807	$18,578	$18,648
02/28/21	$19,224	$19,072	$19,057
03/31/21	$19,754	$19,566	$19,574
04/30/21	$20,615	$20,416	$20,446
05/31/21	$20,947	$20,720	$20,780
06/30/21	$21,201	$20,970	$21,026
07/31/21	$21,356	$21,076	$21,175
08/31/21	$21,896	$21,598	$21,707
09/30/21	$20,974	$20,737	$20,791
10/31/21	$22,046	$21,746	$21,853
11/30/21	$21,526	$21,162	$21,336
12/31/21	$22,375	$22,002	$22,190
01/31/22	$21,237	$20,860	$21,051
02/28/22	$20,686	$20,383	$20,514
03/31/22	$21,137	$20,799	$20,960
04/30/22	$19,392	$19,147	$19,229
05/31/22	$19,257	$19,158	$19,090
06/30/22	$17,751	$17,505	$17,589
07/31/22	$19,082	$18,756	$18,913
08/31/22	$18,223	$18,090	$18,055
09/30/22	$16,489	$16,344	$16,329
10/31/22	$17,442	$17,350	$17,274
11/30/22	$18,759	$18,670	$18,581
12/31/22	$17,996	$17,953	$17,812
01/31/23	$19,322	$19,275	$19,123
02/28/23	$18,763	$18,740	$18,566
03/31/23	$19,395	$19,200	$19,186
04/30/23	$19,679	$19,445	$19,463
05/31/23	$19,552	$19,210	$19,330
06/30/23	$20,613	$20,331	$20,383
07/31/23	$21,254	$21,108	$21,017
08/31/23	$20,655	$20,502	$20,420
09/30/23	$19,633	$19,639	$19,404
10/31/23	$18,985	$18,985	$18,759
11/30/23	$20,955	$20,740	$20,680
12/31/23	$22,093	$21,827	$21,804
01/31/24	$22,129	$21,877	$21,837
02/29/24	$23,063	$22,791	$22,764
03/31/24	$23,614	$23,512	$23,305
04/30/24	$22,746	$22,714	$22,439
05/31/24	$23,776	$23,634	$23,447
06/30/24	$24,314	$24,071	$23,981
07/31/24	$24,837	$24,567	$24,496
08/31/24	$25,631	$25,140	$25,284
09/30/24	$26,331	$25,719	$25,982
10/31/24	$25,651	$25,123	$25,299
11/30/24	$26,518	$26,103	$26,145
12/31/24	$25,879	$25,401	$25,514
01/31/25	$26,537	$26,233	$26,164
02/28/25	$26,283	$26,002	$25,899
03/31/25	$25,122	$24,993	$24,751
04/30/25	$25,508	$25,227	$25,120
05/31/25	$26,951	$26,687	$26,539
06/30/25	$28,124	$27,896	$27,693
07/31/25	$28,465	$28,268	$28,023
08/31/25	$29,141	$29,037	$28,680
09/30/25	$30,294	$30,037	$29,808

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
NZAC	15.05%	12.94%	11.72%
MSCI ACWI IMI Index	16.79%	13.30%	11.63%
MSCI ACWI Climate Paris Aligned IndexFootnote Reference(1)Footnote Reference(2)	14.73%	12.75%	11.54%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 178,158,598
Holdings Count | Holding	744
Advisory Fees Paid, Amount	$ 184,998
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$178,158,598 Number of Portfolio Holdings744 Portfolio Turnover Rate12% Total Advisory Fees Paid$184,998
Holdings [Text Block]

Top Ten Countries

Countries	%
United States	65.9%
Japan	3.8%
China	3.6%
Canada	3.4%
United Kingdom	2.1%
Switzerland	2.1%
Taiwan	1.9%
France	1.8%
India	1.4%
Australia	1.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	5.5%
Apple, Inc.	4.4%
Microsoft Corp.	4.4%
Amazon.com, Inc.	2.3%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.8%
Broadcom, Inc.	1.8%
Tesla, Inc.	1.7%
Alphabet, Inc., Class A	1.3%
JPMorgan Chase & Co.	1.2%

Material Fund Change [Text Block]
C000038341
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI ACWI ex-US ETF
Trading Symbol	CWI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® MSCI ACWI ex-US ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® MSCI ACWI ex-US ETF	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was shaped first by moderating inflation and speculation on the timing of rate cuts, and then by a tariff war introduced by the newly-elected Trump administration. This injected some market volatility into the mix, but as the early economic data revealed the tariffs’ impact to be less than feared, markets resumed their upward march. To a large degree, this continued to be driven by Artificial Intelligence ("A.I."), with news of significant A.I. related investments allowing investors to shrug off concerns of excessive valuations. When the the U.S. Federal Reserve ( the "Fed") finally cut rates in September, the first in a year, markets had fully priced in the move. By the end of the reporting period, all major regional market indices ended the period higher, despite intermittent geopolitical and policy obstacles.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	CWI	MSCI All Country World ex USA Index
09/30/15	$10,000	$10,000
10/31/15	$10,768	$10,744
11/30/15	$10,553	$10,523
12/31/15	$10,334	$10,324
01/31/16	$9,667	$9,622
02/29/16	$9,549	$9,512
03/31/16	$10,311	$10,286
04/30/16	$10,588	$10,556
05/31/16	$10,417	$10,378
06/30/16	$10,286	$10,219
07/31/16	$10,771	$10,725
08/31/16	$10,840	$10,793
09/30/16	$10,966	$10,926
10/31/16	$10,817	$10,769
11/30/16	$10,550	$10,519
12/31/16	$10,809	$10,789
01/31/17	$11,195	$11,171
02/28/17	$11,365	$11,349
03/31/17	$11,647	$11,637
04/30/17	$11,892	$11,886
05/31/17	$12,287	$12,271
06/30/17	$12,326	$12,309
07/31/17	$12,766	$12,763
08/31/17	$12,824	$12,830
09/30/17	$13,076	$13,068
10/31/17	$13,321	$13,314
11/30/17	$13,424	$13,422
12/31/17	$13,717	$13,722
01/31/18	$14,464	$14,486
02/28/18	$13,781	$13,803
03/31/18	$13,511	$13,560
04/30/18	$13,760	$13,776
05/31/18	$13,428	$13,458
06/30/18	$13,187	$13,205
07/31/18	$13,500	$13,521
08/31/18	$13,230	$13,238
09/30/18	$13,306	$13,298
10/31/18	$12,232	$12,217
11/30/18	$12,368	$12,332
12/31/18	$11,790	$11,774
01/31/19	$12,688	$12,664
02/28/19	$12,936	$12,911
03/31/19	$13,037	$12,988
04/30/19	$13,389	$13,331
05/31/19	$12,681	$12,616
06/30/19	$13,445	$13,375
07/31/19	$13,284	$13,214
08/31/19	$12,879	$12,805
09/30/19	$13,226	$13,135
10/31/19	$13,684	$13,593
11/30/19	$13,808	$13,713
12/31/19	$14,383	$14,307
01/31/20	$13,984	$13,923
02/29/20	$12,897	$12,822
03/31/20	$11,069	$10,966
04/30/20	$11,863	$11,797
05/31/20	$12,197	$12,183
06/30/20	$12,773	$12,733
07/31/20	$13,336	$13,301
08/31/20	$13,895	$13,870
09/30/20	$13,548	$13,529
10/31/20	$13,259	$13,238
11/30/20	$15,032	$15,019
12/31/20	$15,848	$15,831
01/31/21	$15,919	$15,865
02/28/21	$16,238	$16,179
03/31/21	$16,456	$16,384
04/30/21	$16,922	$16,866
05/31/21	$17,464	$17,394
06/30/21	$17,357	$17,281
07/31/21	$17,064	$16,996
08/31/21	$17,345	$17,319
09/30/21	$16,797	$16,765
10/31/21	$17,207	$17,165
11/30/21	$16,459	$16,392
12/31/21	$17,175	$17,070
01/31/22	$16,597	$16,441
02/28/22	$16,195	$16,115
03/31/22	$16,255	$16,141
04/30/22	$15,261	$15,127
05/31/22	$15,372	$15,236
06/30/22	$14,072	$13,925
07/31/22	$14,517	$14,402
08/31/22	$14,055	$13,939
09/30/22	$12,688	$12,546
10/31/22	$13,082	$12,920
11/30/22	$14,629	$14,446
12/31/22	$14,509	$14,338
01/31/23	$15,698	$15,500
02/28/23	$15,138	$14,956
03/31/23	$15,535	$15,322
04/30/23	$15,801	$15,588
05/31/23	$15,231	$15,021
06/30/23	$15,950	$15,695
07/31/23	$16,562	$16,334
08/31/23	$15,806	$15,596
09/30/23	$15,327	$15,103
10/31/23	$14,708	$14,480
11/30/23	$16,014	$15,784
12/31/23	$16,819	$16,577
01/31/24	$16,663	$16,412
02/29/24	$17,117	$16,827
03/31/24	$17,617	$17,353
04/30/24	$17,317	$17,042
05/31/24	$17,870	$17,536
06/30/24	$17,840	$17,520
07/31/24	$18,256	$17,925
08/31/24	$18,759	$18,436
09/30/24	$19,254	$18,932
10/31/24	$18,349	$18,003
11/30/24	$18,218	$17,840
12/31/24	$17,863	$17,494
01/31/25	$18,565	$18,199
02/28/25	$18,775	$18,451
03/31/25	$18,772	$18,409
04/30/25	$19,430	$19,074
05/31/25	$20,342	$19,948
06/30/25	$21,052	$20,625
07/31/25	$20,998	$20,566
08/31/25	$21,744	$21,279
09/30/25	$22,595	$22,046

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
CWI	17.35%	10.77%	8.49%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 2,138,007,567
Holdings Count | Holding	1,305
Advisory Fees Paid, Amount	$ 5,275,032
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$2,138,007,567 Number of Portfolio Holdings1,305 Portfolio Turnover Rate3% Total Advisory Fees Paid$5,275,032
Holdings [Text Block]

Top Ten Countries

Countries	%
Japan	13.7%
China	9.6%
Canada	8.1%
United Kingdom	7.2%
United States	6.2%
Taiwan	6.0%
Germany	5.9%
France	5.8%
India	4.6%
Australia	4.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
Tencent Holdings Ltd.	1.7%
ASML Holding NV	1.2%
Alibaba Group Holding Ltd.	1.2%
Samsung Electronics Co. Ltd.	0.9%
SAP SE	0.9%
HSBC Holdings PLC	0.8%
Royal Bank of Canada	0.8%
Nestle SA	0.8%
Novartis AG	0.8%

Material Fund Change [Text Block]
C000167041
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI EAFE Fossil Fuel Reserves Free ETF
Trading Symbol	EFAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was shaped first by moderating inflation in the U.S. and speculation on the timing of rate cuts, and then by a tariff war introduced by the newly-elected Trump administration. This injected some market volatility into the mix, but as the dollar declined, international markets were able to outperform their U.S. counterparts. But as the early economic data revealed the tariffs’ impact to be less than feared, international market outperformance moderated. In addition, this continued to be driven by Artificial Intelligence ("A.I."), with the U.S. having seemingly more A.I.-related growth opportunities than international markets. When the U.S. Federal Reserves finally cut rates in September—the first in a year—markets had fully priced in the move. By the end of the reporting period, all major regional market indices ended the period higher, despite intermittent geopolitical and policy obstacles.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	EFAX	MSCI All Country World ex USA Index	MSCI EAFE ex Fossil Fuels Index
10/24/16	$10,000	$10,000	$10,000
10/31/16	$9,976	$9,931	$9,957
11/30/16	$9,742	$9,701	$9,731
12/31/16	$10,057	$9,949	$10,038
01/31/17	$10,362	$10,302	$10,337
02/28/17	$10,550	$10,466	$10,517
03/31/17	$10,857	$10,731	$10,818
04/30/17	$11,164	$10,961	$11,127
05/31/17	$11,563	$11,317	$11,533
06/30/17	$11,556	$11,352	$11,530
07/31/17	$11,853	$11,770	$11,825
08/31/17	$11,813	$11,832	$11,796
09/30/17	$12,089	$12,051	$12,071
10/31/17	$12,254	$12,278	$12,237
11/30/17	$12,381	$12,378	$12,366
12/31/17	$12,538	$12,655	$12,526
01/31/18	$13,169	$13,359	$13,159
02/28/18	$12,590	$12,729	$12,579
03/31/18	$12,324	$12,505	$12,336
04/30/18	$12,567	$12,705	$12,552
05/31/18	$12,268	$12,411	$12,240
06/30/18	$12,099	$12,178	$12,073
07/31/18	$12,415	$12,469	$12,387
08/31/18	$12,216	$12,208	$12,187
09/30/18	$12,267	$12,264	$12,239
10/31/18	$11,284	$11,266	$11,256
11/30/18	$11,322	$11,373	$11,295
12/31/18	$10,736	$10,858	$10,708
01/31/19	$11,421	$11,679	$11,395
02/28/19	$11,714	$11,907	$11,689
03/31/19	$11,780	$11,978	$11,752
04/30/19	$12,152	$12,294	$12,123
05/31/19	$11,573	$11,634	$11,533
06/30/19	$12,239	$12,335	$12,211
07/31/19	$12,109	$12,186	$12,082
08/31/19	$11,851	$11,809	$11,824
09/30/19	$12,170	$12,113	$12,142
10/31/19	$12,638	$12,536	$12,611
11/30/19	$12,782	$12,646	$12,759
12/31/19	$13,190	$13,194	$13,168
01/31/20	$12,947	$12,840	$12,927
02/29/20	$11,813	$11,825	$11,793
03/31/20	$10,281	$10,113	$10,261
04/30/20	$10,990	$10,879	$10,967
05/31/20	$11,477	$11,235	$11,457
06/30/20	$11,867	$11,743	$11,853
07/31/20	$12,172	$12,266	$12,156
08/31/20	$12,796	$12,791	$12,783
09/30/20	$12,514	$12,477	$12,504
10/31/20	$12,036	$12,209	$12,024
11/30/20	$13,823	$13,851	$13,815
12/31/20	$14,446	$14,599	$14,441
01/31/21	$14,264	$14,631	$14,260
02/28/21	$14,519	$14,921	$14,516
03/31/21	$14,875	$15,109	$14,869
04/30/21	$15,360	$15,554	$15,349
05/31/21	$15,922	$16,041	$15,861
06/30/21	$15,691	$15,937	$15,686
07/31/21	$15,816	$15,674	$15,810
08/31/21	$16,118	$15,972	$16,116
09/30/21	$15,599	$15,461	$15,598
10/31/21	$15,972	$15,830	$15,970
11/30/21	$15,239	$15,117	$15,236
12/31/21	$15,997	$15,742	$15,999
01/31/22	$15,078	$15,162	$15,080
02/28/22	$14,745	$14,861	$14,747
03/31/22	$14,779	$14,885	$14,779
04/30/22	$13,818	$13,950	$13,808
05/31/22	$13,840	$14,051	$13,825
06/30/22	$12,609	$12,842	$12,588
07/31/22	$13,281	$13,281	$13,265
08/31/22	$12,579	$12,854	$12,562
09/30/22	$11,384	$11,570	$11,365
10/31/22	$11,971	$11,915	$11,958
11/30/22	$13,277	$13,322	$13,270
12/31/22	$13,299	$13,222	$13,289
01/31/23	$14,419	$14,295	$14,415
02/28/23	$14,111	$13,793	$14,108
03/31/23	$14,499	$14,130	$14,496
04/30/23	$14,904	$14,375	$14,898
05/31/23	$14,326	$13,853	$14,304
06/30/23	$14,921	$14,474	$14,911
07/31/23	$15,380	$15,063	$15,372
08/31/23	$14,765	$14,383	$14,757
09/30/23	$14,187	$13,928	$14,177
10/31/23	$13,582	$13,354	$13,570
11/30/23	$14,913	$14,556	$14,908
12/31/23	$15,722	$15,287	$15,720
01/31/24	$15,860	$15,135	$15,862
02/29/24	$16,202	$15,518	$16,211
03/31/24	$16,683	$16,003	$16,709
04/30/24	$16,193	$15,716	$16,190
05/31/24	$16,854	$16,172	$16,850
06/30/24	$16,621	$16,157	$16,614
07/31/24	$17,138	$16,531	$17,134
08/31/24	$17,748	$17,002	$17,748
09/30/24	$17,904	$17,459	$17,906
10/31/24	$16,943	$16,603	$16,943
11/30/24	$16,868	$16,453	$16,871
12/31/24	$16,517	$16,133	$16,509
01/31/25	$17,408	$16,783	$17,406
02/28/25	$17,752	$17,016	$17,754
03/31/25	$17,620	$16,977	$17,613
04/30/25	$18,541	$17,590	$18,525
05/31/25	$19,411	$18,396	$19,387
06/30/25	$19,825	$19,020	$19,804
07/31/25	$19,495	$18,966	$19,474
08/31/25	$20,286	$19,624	$20,271
09/30/25	$20,681	$20,331	$20,665

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 10/24/16
EFAX	15.51%	10.57%	8.47%
MSCI All Country World ex USA Index	16.45%	10.26%	8.27%
MSCI EAFE ex Fossil Fuels Index	15.40%	10.57%	8.46%

Performance Inception Date	Oct. 24, 2016
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 417,814,192
Holdings Count | Holding	670
Advisory Fees Paid, Amount	$ 682,380
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$417,814,192 Number of Portfolio Holdings670 Portfolio Turnover Rate4% Total Advisory Fees Paid$682,380
Holdings [Text Block]

Top Ten Countries

Countries	%
Japan	22.0%
United Kingdom	11.9%
Germany	10.3%
France	9.1%
United States	8.6%
Australia	6.0%
Switzerland	5.2%
Netherlands	4.7%
Spain	3.6%
Sweden	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
ASML Holding NV	2.1%
SAP SE	1.5%
HSBC Holdings PLC	1.3%
Roche Holding AG	1.3%
Novartis AG	1.3%
Nestle SA	1.3%
AstraZeneca PLC	1.3%
Siemens AG	1.1%
Mitsubishi UFJ Financial Group, Inc.	1.0%
Commonwealth Bank of Australia	1.0%

Material Fund Change [Text Block]
C000141272
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI EAFE StrategicFactors ETF
Trading Symbol	QEFA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® MSCI EAFE StrategicFactors ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® MSCI EAFE StrategicFactors ETF	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

After Trump’s November 2024 re-election, U.S. markets surged, while international markets lagged, likely due to America-first policies. In December, the U.S. Federal Reserve indication of fewer 2025 rate cuts than expected caused U.S. markets to drop, though they still closed the quarter positive; developed markets ended down. In 2025, Trump’s tariff war dominated, with early threats against Canada and Mexico dragging U.S. markets lower, while international markets stayed steady. Developed markets ended Q1 slightly up. On April 2nd, “Liberation Day,” when tariffs began, all global markets fell sharply, but optimism over quicker trade deals led to a recovery. By period end, both U.S. and developed markets were up for the quarter and year, helped by a weaker U.S. dollar.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	QEFA	MSCI All Country World ex USA Index	MSCI EAFE Factor Mix A-Series Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,710	$10,744	$10,720
11/30/15	$10,526	$10,523	$10,538
12/31/15	$10,471	$10,324	$10,481
01/31/16	$9,875	$9,622	$9,873
02/29/16	$9,812	$9,512	$9,804
03/31/16	$10,410	$10,286	$10,399
04/30/16	$10,683	$10,556	$10,664
05/31/16	$10,593	$10,378	$10,571
06/30/16	$10,374	$10,219	$10,325
07/31/16	$10,804	$10,725	$10,768
08/31/16	$10,693	$10,793	$10,671
09/30/16	$10,821	$10,926	$10,803
10/31/16	$10,462	$10,769	$10,456
11/30/16	$10,199	$10,519	$10,202
12/31/16	$10,504	$10,789	$10,505
01/31/17	$10,799	$11,171	$10,802
02/28/17	$10,995	$11,349	$10,992
03/31/17	$11,282	$11,637	$11,279
04/30/17	$11,572	$11,886	$11,565
05/31/17	$12,090	$12,271	$12,086
06/30/17	$12,018	$12,309	$12,026
07/31/17	$12,282	$12,763	$12,287
08/31/17	$12,319	$12,830	$12,339
09/30/17	$12,543	$13,068	$12,552
10/31/17	$12,691	$13,314	$12,695
11/30/17	$12,847	$13,422	$12,857
12/31/17	$13,012	$13,722	$13,023
01/31/18	$13,553	$14,486	$13,553
02/28/18	$13,017	$13,803	$13,017
03/31/18	$12,884	$13,560	$12,894
04/30/18	$13,147	$13,776	$13,132
05/31/18	$12,933	$13,458	$12,914
06/30/18	$12,790	$13,205	$12,766
07/31/18	$13,121	$13,521	$13,109
08/31/18	$12,954	$13,238	$12,951
09/30/18	$13,038	$13,298	$13,027
10/31/18	$12,092	$12,217	$12,075
11/30/18	$12,162	$12,332	$12,144
12/31/18	$11,679	$11,774	$11,654
01/31/19	$12,352	$12,664	$12,338
02/28/19	$12,675	$12,911	$12,665
03/31/19	$12,814	$12,988	$12,796
04/30/19	$13,033	$13,331	$13,020
05/31/19	$12,573	$12,616	$12,539
06/30/19	$13,271	$13,375	$13,236
07/31/19	$13,112	$13,214	$13,071
08/31/19	$12,923	$12,805	$12,873
09/30/19	$13,220	$13,135	$13,176
10/31/19	$13,702	$13,593	$13,670
11/30/19	$13,833	$13,713	$13,805
12/31/19	$14,233	$14,307	$14,202
01/31/20	$14,064	$13,923	$14,034
02/29/20	$12,856	$12,822	$12,827
03/31/20	$11,445	$10,966	$11,396
04/30/20	$12,074	$11,797	$12,039
05/31/20	$12,471	$12,183	$12,442
06/30/20	$12,777	$12,733	$12,758
07/31/20	$12,981	$13,301	$12,958
08/31/20	$13,610	$13,870	$13,593
09/30/20	$13,310	$13,529	$13,298
10/31/20	$12,818	$13,238	$12,808
11/30/20	$14,607	$15,019	$14,597
12/31/20	$15,216	$15,831	$15,202
01/31/21	$15,041	$15,865	$15,036
02/28/21	$15,210	$16,179	$15,199
03/31/21	$15,620	$16,384	$15,604
04/30/21	$16,042	$16,866	$16,027
05/31/21	$16,673	$17,394	$16,597
06/30/21	$16,571	$17,281	$16,555
07/31/21	$16,819	$16,996	$16,809
08/31/21	$17,149	$17,319	$17,144
09/30/21	$16,581	$16,765	$16,569
10/31/21	$16,942	$17,165	$16,933
11/30/21	$16,291	$16,392	$16,284
12/31/21	$17,098	$17,070	$17,097
01/31/22	$16,242	$16,441	$16,244
02/28/22	$16,061	$16,115	$16,069
03/31/22	$16,197	$16,141	$16,199
04/30/22	$15,247	$15,127	$15,232
05/31/22	$15,231	$15,236	$15,213
06/30/22	$13,991	$13,925	$13,970
07/31/22	$14,665	$14,402	$14,652
08/31/22	$13,929	$13,939	$13,910
09/30/22	$12,720	$12,546	$12,698
10/31/22	$13,235	$12,920	$13,217
11/30/22	$14,635	$14,446	$14,624
12/31/22	$14,712	$14,338	$14,702
01/31/23	$15,737	$15,500	$15,738
02/28/23	$15,350	$14,956	$15,356
03/31/23	$15,836	$15,322	$15,844
04/30/23	$16,309	$15,588	$16,314
05/31/23	$15,626	$15,021	$15,619
06/30/23	$16,229	$15,695	$16,231
07/31/23	$16,733	$16,334	$16,740
08/31/23	$16,187	$15,596	$16,196
09/30/23	$15,702	$15,103	$15,711
10/31/23	$15,152	$14,480	$15,156
11/30/23	$16,421	$15,784	$16,432
12/31/23	$17,253	$16,577	$17,268
01/31/24	$17,317	$16,412	$17,334
02/29/24	$17,488	$16,827	$17,509
03/31/24	$17,932	$17,353	$17,974
04/30/24	$17,552	$17,042	$17,565
05/31/24	$18,193	$17,536	$18,201
06/30/24	$17,929	$17,520	$17,931
07/31/24	$18,566	$17,925	$18,574
08/31/24	$19,284	$18,436	$19,298
09/30/24	$19,348	$18,932	$19,359
10/31/24	$18,332	$18,003	$18,344
11/30/24	$18,167	$17,840	$18,183
12/31/24	$17,724	$17,494	$17,736
01/31/25	$18,528	$18,199	$18,548
02/28/25	$18,970	$18,451	$18,996
03/31/25	$19,071	$18,409	$19,086
04/30/25	$20,016	$19,074	$20,023
05/31/25	$20,722	$19,948	$20,725
06/30/25	$21,028	$20,625	$21,034
07/31/25	$20,632	$20,566	$20,643
08/31/25	$21,485	$21,279	$21,498
09/30/25	$21,762	$22,046	$21,776

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
QEFA	12.48%	10.33%	8.09%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
MSCI EAFE Factor Mix A-Series Index	12.48%	10.37%	8.09%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 935,894,126
Holdings Count | Holding	661
Advisory Fees Paid, Amount	$ 2,720,445
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$935,894,126 Number of Portfolio Holdings661 Portfolio Turnover Rate16% Total Advisory Fees Paid$2,720,445
Holdings [Text Block]

Top Ten Countries

Countries	%
Japan	22.7%
United Kingdom	11.0%
United States	11.0%
France	7.4%
Germany	7.1%
Switzerland	6.2%
Australia	5.8%
Netherlands	4.9%
Spain	3.5%
Italy	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
ASML Holding NV	2.2%
Novartis AG	2.0%
Roche Holding AG	1.7%
Nestle SA	1.6%
AstraZeneca PLC	1.6%
Unilever PLC	1.3%
Shell PLC	1.3%
Novo Nordisk AS, Class B	1.1%
Zurich Insurance Group AG	1.0%
GSK PLC	1.0%

Material Fund Change [Text Block]
C000167042
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Trading Symbol	EEMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF	$34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The SPDR MSCI Emerging Markets Index performed well for the one-year period ending September 2025 despite ongoing geopolitical tensions, including new U.S. tariffs and a trade-first agenda from the Trump administration, which caused temporary market volatility, particularly in April 2025. A framework agreement between the U.S. and China later helped restore investor confidence. The fund's fossil-fuel-free mandate was supported by broader global trends, as clean energy adoption accelerated. In the first half of 2025, global renewable energy generation even surpassed coal-fired generation for the first time.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	EEMX	MSCI All Country World ex USA Index	MSCI Emerging Markets ex Fossil Fuels Index
10/24/16	$10,000	$10,000	$10,000
10/31/16	$9,868	$9,931	$9,863
11/30/16	$9,424	$9,701	$9,384
12/31/16	$9,391	$9,949	$9,370
01/31/17	$9,928	$10,302	$9,903
02/28/17	$10,262	$10,466	$10,243
03/31/17	$10,523	$10,731	$10,507
04/30/17	$10,744	$10,961	$10,750
05/31/17	$11,110	$11,317	$11,117
06/30/17	$11,243	$11,352	$11,256
07/31/17	$11,919	$11,770	$11,922
08/31/17	$12,154	$11,832	$12,179
09/30/17	$12,102	$12,051	$12,102
10/31/17	$12,496	$12,278	$12,509
11/30/17	$12,539	$12,378	$12,550
12/31/17	$12,993	$12,655	$12,988
01/31/18	$14,018	$13,359	$14,035
02/28/18	$13,365	$12,729	$13,361
03/31/18	$13,063	$12,505	$13,118
04/30/18	$13,023	$12,705	$13,036
05/31/18	$12,520	$12,411	$12,560
06/30/18	$12,041	$12,178	$12,028
07/31/18	$12,292	$12,469	$12,247
08/31/18	$11,926	$12,208	$11,894
09/30/18	$11,811	$12,264	$11,761
10/31/18	$10,768	$11,266	$10,691
11/30/18	$11,233	$11,373	$11,179
12/31/18	$10,929	$10,858	$10,905
01/31/19	$11,857	$11,679	$11,848
02/28/19	$11,867	$11,907	$11,877
03/31/19	$11,955	$11,978	$11,965
04/30/19	$12,225	$12,294	$12,239
05/31/19	$11,332	$11,634	$11,298
06/30/19	$12,033	$12,335	$12,018
07/31/19	$11,908	$12,186	$11,885
08/31/19	$11,335	$11,809	$11,319
09/30/19	$11,501	$12,113	$11,509
10/31/19	$11,964	$12,536	$11,965
11/30/19	$11,970	$12,646	$11,980
12/31/19	$12,834	$13,194	$12,892
01/31/20	$12,245	$12,840	$12,330
02/29/20	$11,776	$11,825	$11,779
03/31/20	$10,067	$10,113	$10,061
04/30/20	$10,910	$10,879	$10,955
05/31/20	$10,924	$11,235	$10,996
06/30/20	$11,760	$11,743	$11,838
07/31/20	$12,842	$12,266	$12,932
08/31/20	$13,123	$12,791	$13,246
09/30/20	$12,949	$12,477	$13,072
10/31/20	$13,300	$12,209	$13,423
11/30/20	$14,387	$13,851	$14,567
12/31/20	$15,413	$14,599	$15,615
01/31/21	$15,943	$14,631	$16,154
02/28/21	$16,021	$14,921	$16,245
03/31/21	$15,739	$15,109	$15,953
04/30/21	$16,131	$15,554	$16,354
05/31/21	$16,245	$16,041	$16,668
06/30/21	$16,421	$15,937	$16,662
07/31/21	$15,319	$15,674	$15,501
08/31/21	$15,694	$15,972	$15,890
09/30/21	$15,021	$15,461	$15,175
10/31/21	$15,205	$15,830	$15,358
11/30/21	$14,610	$15,117	$14,764
12/31/21	$14,863	$15,742	$15,005
01/31/22	$14,637	$15,162	$14,691
02/28/22	$14,238	$14,861	$14,324
03/31/22	$14,057	$14,885	$14,058
04/30/22	$13,276	$13,950	$13,244
05/31/22	$13,291	$14,051	$13,281
06/30/22	$12,447	$12,842	$12,441
07/31/22	$12,375	$13,281	$12,391
08/31/22	$12,395	$12,854	$12,405
09/30/22	$10,926	$11,570	$10,917
10/31/22	$10,570	$11,915	$10,550
11/30/22	$12,140	$13,322	$12,150
12/31/22	$11,980	$13,222	$12,011
01/31/23	$12,990	$14,295	$13,005
02/28/23	$12,140	$13,793	$12,153
03/31/23	$12,538	$14,130	$12,530
04/30/23	$12,323	$14,375	$12,329
05/31/23	$12,126	$13,853	$12,130
06/30/23	$12,557	$14,474	$12,568
07/31/23	$13,324	$15,063	$13,353
08/31/23	$12,492	$14,383	$12,499
09/30/23	$12,151	$13,928	$12,134
10/31/23	$11,697	$13,354	$11,662
11/30/23	$12,631	$14,556	$12,616
12/31/23	$13,084	$15,287	$13,093
01/31/24	$12,371	$15,135	$12,409
02/29/24	$12,978	$15,518	$13,020
03/31/24	$13,279	$16,003	$13,372
04/30/24	$13,339	$15,716	$13,400
05/31/24	$13,419	$16,172	$13,476
06/30/24	$13,963	$16,157	$14,031
07/31/24	$13,996	$16,531	$14,085
08/31/24	$14,208	$17,002	$14,308
09/30/24	$15,261	$17,459	$15,342
10/31/24	$14,673	$16,603	$14,706
11/30/24	$14,120	$16,453	$14,171
12/31/24	$14,125	$16,133	$14,173
01/31/25	$14,342	$16,783	$14,437
02/28/25	$14,537	$17,016	$14,553
03/31/25	$14,555	$16,977	$14,592
04/30/25	$14,757	$17,590	$14,802
05/31/25	$15,393	$18,396	$15,447
06/30/25	$16,314	$19,020	$16,384
07/31/25	$16,661	$18,966	$16,721
08/31/25	$16,926	$19,624	$16,965
09/30/25	$18,167	$20,331	$18,222

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 10/24/16
EEMX	19.04%	7.01%	6.91%
MSCI All Country World ex USA Index	16.45%	10.26%	8.27%
MSCI Emerging Markets ex Fossil Fuels Index	18.77%	6.87%	6.95%

Performance Inception Date	Oct. 24, 2016
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 87,495,712
Holdings Count | Holding	1,054
Advisory Fees Paid, Amount	$ 246,842
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$87,495,712 Number of Portfolio Holdings1,054 Portfolio Turnover Rate22% Total Advisory Fees Paid$246,842
Holdings [Text Block]

Top Ten Countries

Countries	%
China	31.6%
Taiwan	20.7%
India	13.9%
South Korea	11.3%
Brazil	3.8%
South Africa	3.2%
Saudi Arabia	3.0%
Mexico	2.2%
United Arab Emirates	1.5%
Malaysia	1.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	11.5%
Tencent Holdings Ltd.	6.0%
Alibaba Group Holding Ltd.	4.0%
Samsung Electronics Co. Ltd.	3.1%
SK Hynix, Inc.	1.5%
HDFC Bank Ltd.	1.3%
Xiaomi Corp., Class B	1.3%
China Construction Bank Corp., Class H	1.0%
PDD Holdings, Inc.	1.0%
Hon Hai Precision Industry Co. Ltd.	1.0%

Material Fund Change [Text Block]
C000141273
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Emerging Markets StrategicFactors ETF
Trading Symbol	QEMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® MSCI Emerging Markets StrategicFactors ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® MSCI Emerging Markets StrategicFactors ETF	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was shaped first by moderating inflation in the U.S. and speculation on the timing of rate cuts, and then by a tariff war introduced by the newly-elected Trump administration. This injected some market volatility into the mix, but as the dollar declined, emerging markets were able to outperform their U.S. counterparts. But as the early economic data revealed the tariffs’ impact to be less than feared, emerging market outperformance moderated. However, reinvigorated enthusiasm for the investment prospects of Artificial Intelligence continued to drive returns in both U.S. and emerging markets, with semiconductor companies from Taiwan and South Korea posting significant gains. When the U.S. Federal Reserve finally cut rates in September—the first in a year—markets had fully priced in the move. By the end of the reporting period, all major regional market indices ended the period higher, despite intermittent geopolitical and policy obstacles. While the Fund benefitted from the outperformance of the quality factor, its tilts toward value and low volatility factors detracted because of their underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	QEMM	MSCI All Country World ex USA Index	MSCI Emerging Markets Factor Mix A-Series Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,656	$10,744	$10,663
11/30/15	$10,187	$10,523	$10,187
12/31/15	$9,987	$10,324	$10,016
01/31/16	$9,479	$9,622	$9,481
02/29/16	$9,450	$9,512	$9,454
03/31/16	$10,571	$10,286	$10,598
04/30/16	$10,673	$10,556	$10,691
05/31/16	$10,294	$10,378	$10,308
06/30/16	$10,680	$10,219	$10,704
07/31/16	$11,116	$10,725	$11,162
08/31/16	$11,336	$10,793	$11,385
09/30/16	$11,500	$10,926	$11,551
10/31/16	$11,461	$10,769	$11,518
11/30/16	$10,945	$10,519	$10,990
12/31/16	$10,924	$10,789	$10,997
01/31/17	$11,375	$11,171	$11,443
02/28/17	$11,727	$11,349	$11,808
03/31/17	$12,015	$11,637	$12,094
04/30/17	$12,219	$11,886	$12,297
05/31/17	$12,525	$12,271	$12,624
06/30/17	$12,618	$12,309	$12,706
07/31/17	$13,154	$12,763	$13,254
08/31/17	$13,401	$12,830	$13,497
09/30/17	$13,270	$13,068	$13,363
10/31/17	$13,617	$13,314	$13,725
11/30/17	$13,672	$13,422	$13,783
12/31/17	$14,217	$13,722	$14,355
01/31/18	$15,168	$14,486	$15,320
02/28/18	$14,577	$13,803	$14,723
03/31/18	$14,387	$13,560	$14,557
04/30/18	$14,319	$13,776	$14,477
05/31/18	$13,884	$13,458	$14,033
06/30/18	$13,317	$13,205	$13,471
07/31/18	$13,646	$13,521	$13,812
08/31/18	$13,384	$13,238	$13,562
09/30/18	$13,301	$13,298	$13,483
10/31/18	$12,301	$12,217	$12,461
11/30/18	$12,776	$12,332	$12,947
12/31/18	$12,494	$11,774	$12,698
01/31/19	$13,413	$12,664	$13,627
02/28/19	$13,415	$12,911	$13,634
03/31/19	$13,473	$12,988	$13,707
04/30/19	$13,742	$13,331	$13,986
05/31/19	$12,915	$12,616	$13,120
06/30/19	$13,580	$13,375	$13,805
07/31/19	$13,473	$13,214	$13,701
08/31/19	$12,949	$12,805	$13,163
09/30/19	$13,232	$13,135	$13,469
10/31/19	$13,697	$13,593	$13,949
11/30/19	$13,487	$13,713	$13,720
12/31/19	$14,270	$14,307	$14,551
01/31/20	$13,517	$13,923	$13,873
02/29/20	$12,795	$12,822	$13,048
03/31/20	$11,006	$10,966	$11,215
04/30/20	$11,988	$11,797	$12,238
05/31/20	$11,962	$12,183	$12,200
06/30/20	$12,547	$12,733	$12,788
07/31/20	$13,422	$13,301	$13,712
08/31/20	$13,585	$13,870	$13,886
09/30/20	$13,388	$13,529	$13,687
10/31/20	$13,492	$13,238	$13,818
11/30/20	$14,735	$15,019	$15,096
12/31/20	$15,763	$15,831	$16,193
01/31/21	$16,002	$15,865	$16,429
02/28/21	$16,165	$16,179	$16,592
03/31/21	$16,355	$16,384	$16,807
04/30/21	$16,638	$16,866	$17,110
05/31/21	$17,063	$17,394	$17,693
06/30/21	$17,062	$17,281	$17,537
07/31/21	$16,327	$16,996	$16,802
08/31/21	$16,871	$17,319	$17,407
09/30/21	$16,500	$16,765	$17,023
10/31/21	$16,491	$17,165	$17,009
11/30/21	$16,125	$16,392	$16,623
12/31/21	$16,717	$17,070	$17,288
01/31/22	$16,399	$16,441	$16,933
02/28/22	$16,177	$16,115	$16,814
03/31/22	$15,999	$16,141	$16,550
04/30/22	$15,169	$15,127	$15,687
05/31/22	$15,130	$15,236	$15,638
06/30/22	$14,091	$13,925	$14,543
07/31/22	$14,165	$14,402	$14,637
08/31/22	$14,071	$13,939	$14,580
09/30/22	$12,816	$12,546	$13,250
10/31/22	$12,600	$12,920	$13,018
11/30/22	$14,077	$14,446	$14,584
12/31/22	$13,807	$14,338	$14,318
01/31/23	$14,641	$15,500	$15,165
02/28/23	$13,986	$14,956	$14,483
03/31/23	$14,335	$15,322	$14,852
04/30/23	$14,359	$15,588	$14,892
05/31/23	$14,058	$15,021	$14,605
06/30/23	$14,416	$15,695	$15,010
07/31/23	$15,063	$16,334	$15,694
08/31/23	$14,390	$15,596	$15,002
09/30/23	$14,230	$15,103	$14,840
10/31/23	$13,804	$14,480	$14,386
11/30/23	$14,841	$15,784	$15,497
12/31/23	$15,415	$16,577	$16,162
01/31/24	$14,928	$16,412	$15,631
02/29/24	$15,578	$16,827	$16,304
03/31/24	$15,592	$17,353	$16,335
04/30/24	$15,575	$17,042	$16,286
05/31/24	$15,761	$17,536	$16,479
06/30/24	$16,203	$17,520	$16,982
07/31/24	$16,404	$17,925	$17,203
08/31/24	$16,662	$18,436	$17,496
09/30/24	$17,536	$18,932	$18,446
10/31/24	$16,748	$18,003	$17,556
11/30/24	$16,343	$17,840	$17,131
12/31/24	$16,342	$17,494	$17,127
01/31/25	$16,496	$18,199	$17,325
02/28/25	$16,254	$18,451	$16,976
03/31/25	$16,385	$18,409	$17,136
04/30/25	$16,662	$19,074	$17,442
05/31/25	$17,259	$19,948	$18,075
06/30/25	$18,101	$20,625	$18,986
07/31/25	$18,222	$20,566	$19,091
08/31/25	$18,462	$21,279	$19,341
09/30/25	$19,086	$22,046	$20,010

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
QEMM	8.84%	7.35%	6.68%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
MSCI Emerging Markets Factor Mix A-Series Index	8.48%	7.89%	7.18%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 41,507,369
Holdings Count | Holding	842
Advisory Fees Paid, Amount	$ 124,609
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$41,507,369 Number of Portfolio Holdings842 Portfolio Turnover Rate19% Total Advisory Fees Paid$124,609
Holdings [Text Block]

Top Ten Countries

Countries	%
China	27.1%
India	18.8%
Taiwan	15.9%
South Korea	8.6%
Saudi Arabia	5.4%
Brazil	4.5%
United Arab Emirates	2.8%
South Africa	2.6%
Mexico	1.9%
Malaysia	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0%
PDD Holdings, Inc.	1.9%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.7%
China Construction Bank Corp., Class H	1.5%
Saudi Arabian Oil Co.	1.4%
NetEase, Inc.	1.3%
Tata Consultancy Services Ltd.	1.2%
Industrial & Commercial Bank of China Ltd., Class H	1.0%
Infosys Ltd.	1.0%

Material Fund Change [Text Block]
C000141274
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI World StrategicFactors ETF
Trading Symbol	QWLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® MSCI World StrategicFactors ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® MSCI World StrategicFactors ETF	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

At the start of the fourth quarter of 2024, markets rose on a strong jobs report but fell on persistent inflation and weak earnings. After Trump’s November re-election, U.S. markets surged, while international markets lagged, likely due to America-first policies. In December, the U.S. Federal Reserve's indication of fewer 2025 rate cuts than expected caused U.S. markets to drop, though they still closed the quarter positive; developed markets ended down. In 2025, Trump’s tariff war dominated, with early threats against Canada and Mexico dragging U.S. markets lower, while international markets stayed steady. U.S. markets ended the first quarter down, developed markets slightly up. On April 2nd, “Liberation Day,” when tariffs began, all global markets fell sharply, but optimism over quicker trade deals led to a recovery. By period end, both U.S. and developed markets were up for the quarter and year, helped by a weaker U.S. dollar.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	QWLD	MSCI ACWI IMI Index	MSCI World Factor Mix A-Series Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,742	$10,757	$10,750
11/30/15	$10,669	$10,690	$10,680
12/31/15	$10,575	$10,491	$10,574
01/31/16	$10,143	$9,833	$10,125
02/29/16	$10,196	$9,782	$10,167
03/31/16	$10,839	$10,522	$10,816
04/30/16	$10,946	$10,688	$10,925
05/31/16	$10,968	$10,710	$10,943
06/30/16	$11,017	$10,633	$10,972
07/31/16	$11,423	$11,107	$11,383
08/31/16	$11,330	$11,144	$11,295
09/30/16	$11,378	$11,225	$11,342
10/31/16	$11,117	$11,008	$11,077
11/30/16	$11,181	$11,128	$11,143
12/31/16	$11,456	$11,368	$11,411
01/31/17	$11,683	$11,676	$11,636
02/28/17	$12,061	$11,997	$12,012
03/31/17	$12,170	$12,139	$12,119
04/30/17	$12,327	$12,335	$12,284
05/31/17	$12,629	$12,581	$12,600
06/30/17	$12,604	$12,655	$12,576
07/31/17	$12,859	$13,002	$12,829
08/31/17	$12,919	$13,048	$12,894
09/30/17	$13,145	$13,328	$13,112
10/31/17	$13,416	$13,597	$13,379
11/30/17	$13,760	$13,864	$13,723
12/31/17	$13,918	$14,090	$13,867
01/31/18	$14,538	$14,850	$14,476
02/28/18	$13,972	$14,230	$13,907
03/31/18	$13,762	$13,964	$13,709
04/30/18	$13,836	$14,095	$13,769
05/31/18	$13,921	$14,150	$13,848
06/30/18	$13,919	$14,065	$13,851
07/31/18	$14,387	$14,455	$14,317
08/31/18	$14,610	$14,588	$14,533
09/30/18	$14,713	$14,611	$14,635
10/31/18	$13,794	$13,468	$13,729
11/30/18	$13,988	$13,658	$13,920
12/31/18	$13,022	$12,670	$12,959
01/31/19	$13,920	$13,701	$13,853
02/28/19	$14,381	$14,082	$14,310
03/31/19	$14,624	$14,228	$14,548
04/30/19	$15,036	$14,698	$14,958
05/31/19	$14,334	$13,818	$14,255
06/30/19	$15,191	$14,707	$15,120
07/31/19	$15,292	$14,751	$15,223
08/31/19	$15,134	$14,379	$15,065
09/30/19	$15,447	$14,681	$15,377
10/31/19	$15,829	$15,085	$15,748
11/30/19	$16,174	$15,461	$16,102
12/31/19	$16,622	$16,009	$16,546
01/31/20	$16,603	$15,797	$16,526
02/29/20	$15,226	$14,504	$15,145
03/31/20	$13,464	$12,417	$13,366
04/30/20	$14,686	$13,784	$14,591
05/31/20	$15,296	$14,418	$15,191
06/30/20	$15,480	$14,879	$15,378
07/31/20	$16,017	$15,652	$15,907
08/31/20	$16,844	$16,600	$16,737
09/30/20	$16,355	$16,085	$16,262
10/31/20	$15,861	$15,737	$15,763
11/30/20	$17,710	$17,729	$17,608
12/31/20	$18,311	$18,611	$18,202
01/31/21	$18,028	$18,578	$17,932
02/28/21	$18,399	$19,072	$18,291
03/31/21	$19,231	$19,566	$19,118
04/30/21	$19,947	$20,416	$19,830
05/31/21	$20,439	$20,720	$20,288
06/30/21	$20,644	$20,970	$20,530
07/31/21	$21,095	$21,076	$20,987
08/31/21	$21,586	$21,598	$21,474
09/30/21	$20,632	$20,737	$20,511
10/31/21	$21,579	$21,746	$21,464
11/30/21	$21,129	$21,162	$21,011
12/31/21	$22,211	$22,002	$22,091
01/31/22	$21,154	$20,860	$21,049
02/28/22	$20,645	$20,383	$20,542
03/31/22	$21,315	$20,799	$21,194
04/30/22	$19,927	$19,147	$19,802
05/31/22	$19,996	$19,158	$19,859
06/30/22	$18,552	$17,505	$18,414
07/31/22	$19,636	$18,756	$19,498
08/31/22	$18,858	$18,090	$18,700
09/30/22	$17,281	$16,344	$17,127
10/31/22	$18,457	$17,350	$18,299
11/30/22	$19,830	$18,670	$19,659
12/31/22	$19,237	$17,953	$19,052
01/31/23	$20,219	$19,275	$20,037
02/28/23	$19,663	$18,740	$19,471
03/31/23	$20,367	$19,200	$20,169
04/30/23	$20,845	$19,445	$20,640
05/31/23	$20,485	$19,210	$20,273
06/30/23	$21,503	$20,331	$21,280
07/31/23	$22,130	$21,108	$21,904
08/31/23	$21,732	$20,502	$21,498
09/30/23	$20,979	$19,639	$20,751
10/31/23	$20,507	$18,985	$20,281
11/30/23	$22,101	$20,740	$21,838
12/31/23	$23,059	$21,827	$22,786
01/31/24	$23,480	$21,877	$23,202
02/29/24	$24,206	$22,791	$23,921
03/31/24	$24,982	$23,512	$24,694
04/30/24	$24,114	$22,714	$23,819
05/31/24	$25,111	$23,634	$24,795
06/30/24	$25,366	$24,071	$25,049
07/31/24	$26,040	$24,567	$25,717
08/31/24	$26,978	$25,140	$26,642
09/30/24	$27,142	$25,719	$26,803
10/31/24	$26,434	$25,123	$26,103
11/30/24	$27,332	$26,103	$26,992
12/31/24	$26,279	$25,401	$25,945
01/31/25	$27,326	$26,233	$26,980
02/28/25	$27,684	$26,002	$27,333
03/31/25	$27,112	$24,993	$26,761
04/30/25	$27,287	$25,227	$26,922
05/31/25	$28,197	$26,687	$27,816
06/30/25	$28,882	$27,896	$28,495
07/31/25	$28,722	$28,268	$28,338
08/31/25	$29,628	$29,037	$29,232
09/30/25	$30,179	$30,037	$29,775

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
QWLD	11.19%	13.03%	11.68%
MSCI ACWI IMI Index	16.79%	13.30%	11.63%
MSCI World Factor Mix A-Series Index	11.09%	12.86%	11.53%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 172,196,530
Holdings Count | Holding	1,309
Advisory Fees Paid, Amount	$ 468,031
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$172,196,530 Number of Portfolio Holdings1,309 Portfolio Turnover Rate16% Total Advisory Fees Paid$468,031
Holdings [Text Block]

Top Ten Countries

Countries	%
United States	69.5%
Japan	7.8%
Canada	2.9%
United Kingdom	2.7%
Germany	2.6%
France	2.1%
Netherlands	1.7%
Switzerland	1.7%
Australia	1.4%
Spain	1.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Microsoft Corp.	2.7%
Apple, Inc.	2.6%
NVIDIA Corp.	2.6%
Meta Platforms, Inc., Class A	2.0%
Alphabet, Inc., Class A	1.6%
Alphabet, Inc., Class C	1.4%
Visa, Inc., Class A	1.3%
Johnson & Johnson	1.2%
Eli Lilly & Co.	0.9%
Procter & Gamble Co.	0.9%

Material Fund Change [Text Block]
C000038337
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Developed World ex-US ETF
Trading Symbol	SPDW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® Portfolio Developed World ex-US ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Portfolio Developed World ex-US ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the 12-month period ended September 30, 2025, the S&P World Ex-US Index delivered strong performance, significantly outperforming the U.S. stock market. Major drivers of this growth were a favorable currency environment, attractive valuations, and renewed investor interest in international markets after a period of U.S. market dominance. Another key factor boosting international returns was the weakening U.S. dollar, which declined substantially over the year. Entering 2025, international equities were seen as reasonably priced compared to U.S. stocks, which were viewed as expensive. In addition, heightened U.S. trade policy uncertainty and rising tariffs created an uncertain environment. This benefited international stocks by making them a more appealing allocation for investors concerned about U.S. economic risks. Finally, diverging monetary policies, with other central banks potentially cutting rates more aggressively than the U.S. Federal Reserve, also supported international stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPDW	MSCI All Country World ex USA Index	S&P Developed ex-U.S. BMI Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,744	$10,744	$10,730
11/30/15	$10,586	$10,523	$10,577
12/31/15	$10,410	$10,324	$10,421
01/31/16	$9,679	$9,622	$9,699
02/29/16	$9,559	$9,512	$9,579
03/31/16	$10,242	$10,286	$10,272
04/30/16	$10,561	$10,556	$10,590
05/31/16	$10,446	$10,378	$10,479
06/30/16	$10,154	$10,219	$10,174
07/31/16	$10,660	$10,725	$10,692
08/31/16	$10,668	$10,793	$10,697
09/30/16	$10,812	$10,926	$10,851
10/31/16	$10,588	$10,769	$10,611
11/30/16	$10,404	$10,519	$10,418
12/31/16	$10,710	$10,789	$10,729
01/31/17	$11,061	$11,171	$11,076
02/28/17	$11,212	$11,349	$11,232
03/31/17	$11,501	$11,637	$11,514
04/30/17	$11,758	$11,886	$11,772
05/31/17	$12,162	$12,271	$12,193
06/30/17	$12,186	$12,309	$12,215
07/31/17	$12,548	$12,763	$12,584
08/31/17	$12,523	$12,830	$12,582
09/30/17	$12,839	$13,068	$12,899
10/31/17	$13,075	$13,314	$13,126
11/30/17	$13,206	$13,422	$13,275
12/31/17	$13,444	$13,722	$13,531
01/31/18	$14,076	$14,486	$14,160
02/28/18	$13,430	$13,803	$13,501
03/31/18	$13,215	$13,560	$13,309
04/30/18	$13,524	$13,776	$13,594
05/31/18	$13,280	$13,458	$13,353
06/30/18	$13,100	$13,205	$13,150
07/31/18	$13,371	$13,521	$13,402
08/31/18	$13,159	$13,238	$13,207
09/30/18	$13,260	$13,298	$13,290
10/31/18	$12,146	$12,217	$12,146
11/30/18	$12,163	$12,332	$12,164
12/31/18	$11,531	$11,774	$11,525
01/31/19	$12,378	$12,664	$12,378
02/28/19	$12,655	$12,911	$12,663
03/31/19	$12,700	$12,988	$12,697
04/30/19	$13,035	$13,331	$13,028
05/31/19	$12,403	$12,616	$12,380
06/30/19	$13,125	$13,375	$13,094
07/31/19	$12,957	$13,214	$12,920
08/31/19	$12,624	$12,805	$12,593
09/30/19	$13,006	$13,135	$12,957
10/31/19	$13,446	$13,593	$13,408
11/30/19	$13,622	$13,713	$13,579
12/31/19	$14,095	$14,307	$14,072
01/31/20	$13,790	$13,923	$13,762
02/29/20	$12,565	$12,822	$12,525
03/31/20	$10,793	$10,966	$10,722
04/30/20	$11,592	$11,797	$11,551
05/31/20	$12,109	$12,183	$12,096
06/30/20	$12,524	$12,733	$12,507
07/31/20	$12,876	$13,301	$12,883
08/31/20	$13,597	$13,870	$13,587
09/30/20	$13,286	$13,529	$13,279
10/31/20	$12,810	$13,238	$12,804
11/30/20	$14,779	$15,019	$14,756
12/31/20	$15,539	$15,831	$15,561
01/31/21	$15,442	$15,865	$15,431
02/28/21	$15,828	$16,179	$15,815
03/31/21	$16,210	$16,384	$16,169
04/30/21	$16,730	$16,866	$16,699
05/31/21	$17,302	$17,394	$17,206
06/30/21	$17,090	$17,281	$17,060
07/31/21	$17,127	$16,996	$17,126
08/31/21	$17,417	$17,319	$17,424
09/30/21	$16,913	$16,765	$16,894
10/31/21	$17,338	$17,165	$17,312
11/30/21	$16,483	$16,392	$16,454
12/31/21	$17,276	$17,070	$17,253
01/31/22	$16,396	$16,441	$16,331
02/28/22	$16,174	$16,115	$16,110
03/31/22	$16,338	$16,141	$16,269
04/30/22	$15,251	$15,127	$15,165
05/31/22	$15,366	$15,236	$15,258
06/30/22	$13,819	$13,925	$13,736
07/31/22	$14,540	$14,402	$14,465
08/31/22	$13,897	$13,939	$13,828
09/30/22	$12,505	$12,546	$12,427
10/31/22	$13,173	$12,920	$13,087
11/30/22	$14,582	$14,446	$14,476
12/31/22	$14,498	$14,338	$14,404
01/31/23	$15,708	$15,500	$15,593
02/28/23	$15,310	$14,956	$15,187
03/31/23	$15,625	$15,322	$15,500
04/30/23	$16,010	$15,588	$15,866
05/31/23	$15,405	$15,021	$15,260
06/30/23	$16,109	$15,695	$15,935
07/31/23	$16,685	$16,334	$16,509
08/31/23	$16,029	$15,596	$15,859
09/30/23	$15,467	$15,103	$15,288
10/31/23	$14,761	$14,480	$14,579
11/30/23	$16,187	$15,784	$15,998
12/31/23	$17,090	$16,577	$16,921
01/31/24	$17,057	$16,412	$16,865
02/29/24	$17,370	$16,827	$17,183
03/31/24	$17,963	$17,353	$17,786
04/30/24	$17,504	$17,042	$17,282
05/31/24	$18,139	$17,536	$17,889
06/30/24	$17,886	$17,520	$17,632
07/31/24	$18,480	$17,925	$18,223
08/31/24	$18,988	$18,436	$18,727
09/30/24	$19,222	$18,932	$18,951
10/31/24	$18,219	$18,003	$17,959
11/30/24	$18,244	$17,840	$17,974
12/31/24	$17,728	$17,494	$17,471
01/31/25	$18,574	$18,199	$18,291
02/28/25	$18,831	$18,451	$18,528
03/31/25	$18,742	$18,409	$18,439
04/30/25	$19,628	$19,074	$19,318
05/31/25	$20,621	$19,948	$20,281
06/30/25	$21,266	$20,625	$20,932
07/31/25	$21,103	$20,566	$20,780
08/31/25	$22,005	$21,279	$21,667
09/30/25	$22,542	$22,046	$22,195

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPDW	17.27%	11.15%	8.47%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
S&P Developed ex-U.S. BMI Index	17.12%	10.82%	8.30%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 30,287,837,561
Holdings Count | Holding	2,410
Advisory Fees Paid, Amount	$ 7,309,013
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$30,287,837,561 Number of Portfolio Holdings2,410 Portfolio Turnover Rate3% Total Advisory Fees Paid$7,309,013
Holdings [Text Block]

Top Ten Countries

Countries	%
Japan	21.6%
Canada	10.1%
United Kingdom	9.3%
Germany	7.3%
United States	7.1%
France	6.9%
Australia	6.1%
South Korea	4.7%
Switzerland	4.0%
Netherlands	3.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
ASML Holding NV	1.3%
Samsung Electronics Co. Ltd.	1.0%
SAP SE	1.0%
Novartis AG	0.9%
HSBC Holdings PLC	0.9%
Nestle SA	0.8%
Roche Holding AG	0.8%
Toyota Motor Corp.	0.8%
AstraZeneca PLC	0.8%
Shell PLC	0.7%

Material Fund Change [Text Block]
C000038347
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Emerging Markets ETF
Trading Symbol	SPEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® Portfolio Emerging Markets ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Portfolio Emerging Markets ETF	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging markets delivered robust performance during the 12 month reporting period, consistently outpacing developed markets in several quarters. Emerging market equities benefited from easing trade tensions, especially as U.S.–China tariff disputes softened and global monetary policy shifted toward accommodation. China led gains, supported by targeted stimulus, stabilization in its property sector, and strong technology stock performance, while Taiwan and Korea also advanced on semiconductor and Artificial Intelligence demand. Latin America, notably Brazil, saw positive returns due to falling inflation and supportive rate cuts. China, Taiwan and South Africa were the strongest contributors to the Fund's performance, while India, Indonesia and Thailand were the weakest contributors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPEM	MSCI All Country World ex USA Index	S&P Emerging BMI Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,739	$10,744	$10,758
11/30/15	$10,387	$10,523	$10,437
12/31/15	$10,158	$10,324	$10,244
01/31/16	$9,445	$9,622	$9,478
02/29/16	$9,454	$9,512	$9,507
03/31/16	$10,632	$10,286	$10,693
04/30/16	$10,752	$10,556	$10,803
05/31/16	$10,377	$10,378	$10,453
06/30/16	$10,806	$10,219	$10,856
07/31/16	$11,321	$10,725	$11,373
08/31/16	$11,605	$10,793	$11,670
09/30/16	$11,738	$10,926	$11,802
10/31/16	$11,844	$10,769	$11,907
11/30/16	$11,265	$10,519	$11,341
12/31/16	$11,292	$10,789	$11,366
01/31/17	$11,887	$11,171	$11,949
02/28/17	$12,293	$11,349	$12,362
03/31/17	$12,544	$11,637	$12,624
04/30/17	$12,783	$11,886	$12,907
05/31/17	$12,996	$12,271	$13,120
06/30/17	$13,125	$12,309	$13,245
07/31/17	$13,914	$12,763	$14,049
08/31/17	$14,353	$12,830	$14,472
09/30/17	$14,245	$13,068	$14,389
10/31/17	$14,587	$13,314	$14,763
11/30/17	$14,613	$13,422	$14,802
12/31/17	$15,181	$13,722	$15,367
01/31/18	$16,514	$14,486	$16,686
02/28/18	$15,868	$13,803	$15,998
03/31/18	$15,414	$13,560	$15,591
04/30/18	$15,270	$13,776	$15,460
05/31/18	$14,762	$13,458	$15,011
06/30/18	$14,216	$13,205	$14,418
07/31/18	$14,627	$13,521	$14,808
08/31/18	$14,122	$13,238	$14,283
09/30/18	$13,978	$13,298	$14,085
10/31/18	$12,938	$12,217	$13,013
11/30/18	$13,548	$12,332	$13,612
12/31/18	$13,201	$11,774	$13,246
01/31/19	$14,267	$12,664	$14,274
02/28/19	$14,302	$12,911	$14,378
03/31/19	$14,503	$12,988	$14,626
04/30/19	$14,818	$13,331	$14,936
05/31/19	$13,927	$12,616	$14,047
06/30/19	$14,707	$13,375	$14,821
07/31/19	$14,595	$13,214	$14,722
08/31/19	$13,950	$12,805	$14,056
09/30/19	$14,143	$13,135	$14,246
10/31/19	$14,700	$13,593	$14,807
11/30/19	$14,721	$13,713	$14,826
12/31/19	$15,702	$14,307	$15,823
01/31/20	$14,940	$13,923	$15,142
02/29/20	$14,269	$12,822	$14,364
03/31/20	$11,916	$10,966	$11,924
04/30/20	$13,028	$11,797	$13,061
05/31/20	$13,158	$12,183	$13,223
06/30/20	$14,155	$12,733	$14,219
07/31/20	$15,311	$13,301	$15,408
08/31/20	$15,700	$13,870	$15,822
09/30/20	$15,354	$13,529	$15,472
10/31/20	$15,646	$13,238	$15,786
11/30/20	$17,030	$15,019	$17,182
12/31/20	$18,072	$15,831	$18,225
01/31/21	$18,571	$15,865	$18,746
02/28/21	$18,832	$16,179	$19,027
03/31/21	$18,601	$16,384	$18,728
04/30/21	$19,124	$16,866	$19,273
05/31/21	$19,413	$17,394	$19,765
06/30/21	$19,681	$17,281	$19,851
07/31/21	$18,477	$16,996	$18,652
08/31/21	$19,042	$17,319	$19,194
09/30/21	$18,482	$16,765	$18,591
10/31/21	$18,666	$17,165	$18,773
11/30/21	$18,001	$16,392	$18,110
12/31/21	$18,321	$17,070	$18,397
01/31/22	$18,200	$16,441	$18,222
02/28/22	$17,453	$16,115	$17,596
03/31/22	$17,157	$16,141	$17,191
04/30/22	$16,197	$15,127	$16,259
05/31/22	$16,259	$15,236	$16,260
06/30/22	$15,447	$13,925	$15,403
07/31/22	$15,341	$14,402	$15,326
08/31/22	$15,497	$13,939	$15,545
09/30/22	$13,953	$12,546	$13,951
10/31/22	$13,492	$12,920	$13,456
11/30/22	$15,259	$14,446	$15,238
12/31/22	$15,070	$14,338	$15,073
01/31/23	$16,112	$15,500	$16,075
02/28/23	$15,198	$14,956	$15,178
03/31/23	$15,575	$15,322	$15,501
04/30/23	$15,477	$15,588	$15,420
05/31/23	$15,134	$15,021	$15,101
06/30/23	$15,802	$15,695	$15,742
07/31/23	$16,729	$16,334	$16,698
08/31/23	$15,851	$15,596	$15,844
09/30/23	$15,548	$15,103	$15,545
10/31/23	$15,011	$14,480	$14,992
11/30/23	$16,071	$15,784	$16,068
12/31/23	$16,619	$16,577	$16,649
01/31/24	$16,009	$16,412	$16,072
02/29/24	$16,690	$16,827	$16,741
03/31/24	$16,948	$17,353	$16,987
04/30/24	$17,211	$17,042	$17,262
05/31/24	$17,421	$17,536	$17,459
06/30/24	$17,903	$17,520	$17,970
07/31/24	$18,015	$17,925	$18,058
08/31/24	$18,352	$18,436	$18,415
09/30/24	$19,779	$18,932	$19,831
10/31/24	$19,090	$18,003	$19,080
11/30/24	$18,566	$17,840	$18,549
12/31/24	$18,600	$17,494	$18,581
01/31/25	$18,651	$18,199	$18,635
02/28/25	$18,786	$18,451	$18,625
03/31/25	$18,894	$18,409	$18,742
04/30/25	$19,021	$19,074	$18,900
05/31/25	$19,807	$19,948	$19,732
06/30/25	$20,743	$20,625	$20,666
07/31/25	$21,077	$20,566	$20,989
08/31/25	$21,561	$21,279	$21,504
09/30/25	$22,779	$22,046	$22,680

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPEM	15.16%	8.21%	8.58%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
S&P Emerging BMI Index	14.37%	7.95%	8.53%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 14,340,847,105
Holdings Count | Holding	3,060
Advisory Fees Paid, Amount	$ 7,798,498
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$14,340,847,105 Number of Portfolio Holdings3,060 Portfolio Turnover Rate1% Total Advisory Fees Paid$7,798,498
Holdings [Text Block]

Top Ten Countries

Countries	%
China	34.6%
Taiwan	20.7%
India	18.7%
Brazil	4.6%
Saudi Arabia	3.5%
South Africa	3.3%
Mexico	2.2%
Malaysia	1.6%
United Arab Emirates	1.6%
Thailand	1.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.4%
Tencent Holdings Ltd.	4.9%
Alibaba Group Holding Ltd.	3.6%
HDFC Bank Ltd.	1.1%
Xiaomi Corp., Class B	1.1%
Reliance Industries Ltd.	1.0%
Hon Hai Precision Industry Co. Ltd.	0.9%
China Construction Bank Corp., Class H	0.9%
PDD Holdings, Inc.	0.8%
ICICI Bank Ltd.	0.8%

Material Fund Change [Text Block]
C000017549
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Europe ETF
Trading Symbol	SPEU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® Portfolio Europe ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Portfolio Europe ETF	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

European equities experienced a volatile but broadly positive stretch from late 2024 through Q3 2025. After a weak end to 2024 driven by energy costs, manufacturing struggles, and geopolitical tensions, markets rebounded in early 2025 on low valuations and fiscal stimulus, notably Germany’s €500B investment plan. A weaker dollar and improving sentiment further supported gains in Q2, though UK equities lagged due to sector-specific headwinds. Q3 brought modest progress amid easing inflation and continued the European Central Bank rate cuts. Sector rotation favored financials, energy, defensives, and luxury goods, while Germany underperformed and France, the UK, and Netherlands led regional performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPEU	MSCI All Country World ex USA Index	STOXX Europe Total Market Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,698	$10,744	$10,703
11/30/15	$10,483	$10,523	$10,489
12/31/15	$10,172	$10,324	$10,178
01/31/16	$9,493	$9,622	$9,498
02/29/16	$9,237	$9,512	$9,239
03/31/16	$9,702	$10,286	$9,702
04/30/16	$10,037	$10,556	$10,035
05/31/16	$10,019	$10,378	$10,013
06/30/16	$9,693	$10,219	$9,689
07/31/16	$9,984	$10,725	$9,983
08/31/16	$9,933	$10,793	$9,937
09/30/16	$9,958	$10,926	$9,963
10/31/16	$9,622	$10,769	$9,627
11/30/16	$9,394	$10,519	$9,399
12/31/16	$9,936	$10,789	$9,946
01/31/17	$10,076	$11,171	$10,089
02/28/17	$10,249	$11,349	$10,266
03/31/17	$10,680	$11,637	$10,695
04/30/17	$10,988	$11,886	$11,000
05/31/17	$11,577	$12,271	$11,578
06/30/17	$11,409	$12,309	$11,412
07/31/17	$11,640	$12,763	$11,648
08/31/17	$11,596	$12,830	$11,643
09/30/17	$12,033	$13,068	$12,084
10/31/17	$12,057	$13,314	$12,112
11/30/17	$12,111	$13,422	$12,166
12/31/17	$12,284	$13,722	$12,343
01/31/18	$12,882	$14,486	$12,946
02/28/18	$11,976	$13,803	$12,035
03/31/18	$11,840	$13,560	$11,891
04/30/18	$12,183	$13,776	$12,231
05/31/18	$11,736	$13,458	$11,771
06/30/18	$11,734	$13,205	$11,768
07/31/18	$12,228	$13,521	$12,269
08/31/18	$11,746	$13,238	$11,773
09/30/18	$11,830	$13,298	$11,862
10/31/18	$11,101	$12,217	$11,130
11/30/18	$11,067	$12,332	$11,097
12/31/18	$10,524	$11,774	$10,550
01/31/19	$11,094	$12,664	$11,126
02/28/19	$11,547	$12,911	$11,586
03/31/19	$11,769	$12,988	$11,807
04/30/19	$12,122	$13,331	$12,158
05/31/19	$11,595	$12,616	$11,598
06/30/19	$12,387	$13,375	$12,397
07/31/19	$12,116	$13,214	$12,129
08/31/19	$11,860	$12,805	$11,874
09/30/19	$12,107	$13,135	$12,140
10/31/19	$12,519	$13,593	$12,556
11/30/19	$12,735	$13,713	$12,777
12/31/19	$13,263	$14,307	$13,310
01/31/20	$12,935	$13,923	$12,966
02/29/20	$11,746	$12,822	$11,768
03/31/20	$9,977	$10,966	$9,986
04/30/20	$10,628	$11,797	$10,638
05/31/20	$11,161	$12,183	$11,174
06/30/20	$11,595	$12,733	$11,609
07/31/20	$12,104	$13,301	$12,118
08/31/20	$12,633	$13,870	$12,652
09/30/20	$12,219	$13,529	$12,233
10/31/20	$11,549	$13,238	$11,538
11/30/20	$13,522	$15,019	$13,523
12/31/20	$14,216	$15,831	$14,218
01/31/21	$14,021	$15,865	$14,023
02/28/21	$14,376	$16,179	$14,384
03/31/21	$14,800	$16,384	$14,807
04/30/21	$15,512	$16,866	$15,516
05/31/21	$16,181	$17,394	$16,165
06/30/21	$15,895	$17,281	$15,897
07/31/21	$16,240	$16,996	$16,243
08/31/21	$16,528	$17,319	$16,533
09/30/21	$15,699	$16,765	$15,698
10/31/21	$16,396	$17,165	$16,393
11/30/21	$15,533	$16,392	$15,527
12/31/21	$16,524	$17,070	$16,523
01/31/22	$15,654	$16,441	$15,649
02/28/22	$15,171	$16,115	$15,164
03/31/22	$15,188	$16,141	$15,173
04/30/22	$14,288	$15,127	$14,264
05/31/22	$14,389	$15,236	$14,353
06/30/22	$12,886	$13,925	$12,848
07/31/22	$13,555	$14,402	$13,520
08/31/22	$12,681	$13,939	$12,642
09/30/22	$11,521	$12,546	$11,478
10/31/22	$12,363	$12,920	$12,322
11/30/22	$13,755	$14,446	$13,716
12/31/22	$13,792	$14,338	$13,750
01/31/23	$14,972	$15,500	$14,931
02/28/23	$14,901	$14,956	$14,860
03/31/23	$15,182	$15,322	$15,137
04/30/23	$15,809	$15,588	$15,755
05/31/23	$14,908	$15,021	$14,834
06/30/23	$15,613	$15,695	$15,526
07/31/23	$16,126	$16,334	$16,037
08/31/23	$15,459	$15,596	$15,374
09/30/23	$14,822	$15,103	$14,736
10/31/23	$14,251	$14,480	$14,163
11/30/23	$15,699	$15,784	$15,608
12/31/23	$16,545	$16,577	$16,452
01/31/24	$16,474	$16,412	$16,383
02/29/24	$16,705	$16,827	$16,616
03/31/24	$17,338	$17,353	$17,243
04/30/24	$17,027	$17,042	$16,919
05/31/24	$17,915	$17,536	$17,788
06/30/24	$17,461	$17,520	$17,331
07/31/24	$17,896	$17,925	$17,762
08/31/24	$18,576	$18,436	$18,432
09/30/24	$18,674	$18,932	$18,529
10/31/24	$17,554	$18,003	$17,415
11/30/24	$17,261	$17,840	$17,123
12/31/24	$16,860	$17,494	$16,722
01/31/25	$17,970	$18,199	$17,828
02/28/25	$18,569	$18,451	$18,425
03/31/25	$18,575	$18,409	$18,421
04/30/25	$19,454	$19,074	$19,280
05/31/25	$20,405	$19,948	$20,201
06/30/25	$20,874	$20,625	$20,667
07/31/25	$20,562	$20,566	$20,358
08/31/25	$21,208	$21,279	$20,998
09/30/25	$21,590	$22,046	$21,377

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPEU	15.61%	12.06%	8.00%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
STOXX Europe Total Market IndexFootnote Reference(1)Footnote Reference(2)	15.37%	11.81%	7.89%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 701,375,112
Holdings Count | Holding	1,817
Advisory Fees Paid, Amount	$ 506,126
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$701,375,112 Number of Portfolio Holdings1,817 Portfolio Turnover Rate5% Total Advisory Fees Paid$506,126
Holdings [Text Block]

Top Ten Countries

Countries	%
United Kingdom	17.7%
Germany	14.0%
France	13.8%
United States	11.5%
Switzerland	7.6%
Netherlands	6.1%
Sweden	5.7%
Italy	5.3%
Spain	5.1%
Denmark	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
ASML Holding NV	2.6%
SAP SE	1.9%
HSBC Holdings PLC	1.7%
Novartis AG	1.6%
Roche Holding AG	1.6%
Nestle SA	1.6%
AstraZeneca PLC	1.6%
Shell PLC	1.4%
Siemens AG	1.4%
Novo Nordisk AS, Class B	1.2%

Material Fund Change [Text Block]
C000110424
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio MSCI Global Stock Market ETF
Trading Symbol	SPGM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® Portfolio MSCI Global Stock Market ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Portfolio MSCI Global Stock Market ETF	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was shaped first by moderating inflation and speculation on the timing of rate cuts, and then by a tariff war introduced by the newly-elected Trump administration. The first quarter of the calendar year ended negative for U.S. markets and slightly positive for both developed and emerging markets, but when “Liberation Day” arrived on April 2nd and tariffs were officially enacted, all markets plummeted in response. Global markets declined about 10% in the days following, but as prospects emerged of trade deals being reached more swiftly than expected, markets began to claw their way back up as it became clear that worst-case scenarios were not materializing. Markets shifted their focus back to Artificial Intelligence (''A.I.'') and rate cuts, and while some concerns about a potential bubble in A.I.-related investments surfaced, they were put to rest by evidence of significant A.I.-related investments continuing to be made. By the time the U.S. Federal Reserve cut rates in September, markets had fully priced in the event. By the end of the reporting period, U.S., developed and emerging markets were all up, both for the final fiscal quarter and the overall period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPGM	MSCI ACWI IMI Index
09/30/15	$10,000	$10,000
10/31/15	$10,808	$10,757
11/30/15	$10,751	$10,690
12/31/15	$10,547	$10,491
01/31/16	$9,926	$9,833
02/29/16	$9,894	$9,782
03/31/16	$10,609	$10,522
04/30/16	$10,787	$10,688
05/31/16	$10,808	$10,710
06/30/16	$10,732	$10,633
07/31/16	$11,193	$11,107
08/31/16	$11,255	$11,144
09/30/16	$11,320	$11,225
10/31/16	$11,125	$11,008
11/30/16	$11,279	$11,128
12/31/16	$11,478	$11,368
01/31/17	$11,777	$11,676
02/28/17	$12,106	$11,997
03/31/17	$12,230	$12,139
04/30/17	$12,418	$12,335
05/31/17	$12,663	$12,581
06/30/17	$12,751	$12,655
07/31/17	$13,097	$13,002
08/31/17	$13,107	$13,048
09/30/17	$13,423	$13,328
10/31/17	$13,690	$13,597
11/30/17	$13,994	$13,864
12/31/17	$14,227	$14,090
01/31/18	$14,989	$14,850
02/28/18	$14,333	$14,230
03/31/18	$14,029	$13,964
04/30/18	$14,189	$14,095
05/31/18	$14,198	$14,150
06/30/18	$14,090	$14,065
07/31/18	$14,551	$14,455
08/31/18	$14,696	$14,588
09/30/18	$14,789	$14,611
10/31/18	$13,664	$13,468
11/30/18	$13,864	$13,658
12/31/18	$12,864	$12,670
01/31/19	$13,871	$13,701
02/28/19	$14,239	$14,082
03/31/19	$14,418	$14,228
04/30/19	$14,915	$14,698
05/31/19	$14,005	$13,818
06/30/19	$14,902	$14,707
07/31/19	$14,953	$14,751
08/31/19	$14,570	$14,379
09/30/19	$14,898	$14,681
10/31/19	$15,284	$15,085
11/30/19	$15,690	$15,461
12/31/19	$16,248	$16,009
01/31/20	$15,984	$15,797
02/29/20	$14,691	$14,504
03/31/20	$12,675	$12,417
04/30/20	$14,039	$13,784
05/31/20	$14,592	$14,418
06/30/20	$15,094	$14,879
07/31/20	$15,878	$15,652
08/31/20	$16,938	$16,600
09/30/20	$16,405	$16,085
10/31/20	$16,009	$15,737
11/30/20	$18,012	$17,729
12/31/20	$18,880	$18,611
01/31/21	$18,885	$18,578
02/28/21	$19,458	$19,072
03/31/21	$20,042	$19,566
04/30/21	$20,877	$20,416
05/31/21	$21,241	$20,720
06/30/21	$21,447	$20,970
07/31/21	$21,567	$21,076
08/31/21	$22,107	$21,598
09/30/21	$21,209	$20,737
10/31/21	$22,298	$21,746
11/30/21	$21,737	$21,162
12/31/21	$22,654	$22,002
01/31/22	$21,615	$20,860
02/28/22	$21,029	$20,383
03/31/22	$21,510	$20,799
04/30/22	$19,836	$19,147
05/31/22	$19,858	$19,158
06/30/22	$18,156	$17,505
07/31/22	$19,393	$18,756
08/31/22	$18,751	$18,090
09/30/22	$16,958	$16,344
10/31/22	$18,069	$17,350
11/30/22	$19,426	$18,670
12/31/22	$18,681	$17,953
01/31/23	$20,044	$19,275
02/28/23	$19,460	$18,740
03/31/23	$19,959	$19,200
04/30/23	$20,243	$19,445
05/31/23	$19,995	$19,210
06/30/23	$21,170	$20,331
07/31/23	$21,982	$21,108
08/31/23	$21,317	$20,502
09/30/23	$20,428	$19,639
10/31/23	$19,747	$18,985
11/30/23	$21,539	$20,740
12/31/23	$22,668	$21,827
01/31/24	$22,757	$21,877
02/29/24	$23,693	$22,791
03/31/24	$24,397	$23,512
04/30/24	$23,635	$22,714
05/31/24	$24,597	$23,634
06/30/24	$25,080	$24,071
07/31/24	$25,560	$24,567
08/31/24	$26,155	$25,140
09/30/24	$26,722	$25,719
10/31/24	$26,115	$25,123
11/30/24	$27,148	$26,103
12/31/24	$26,444	$25,401
01/31/25	$27,298	$26,233
02/28/25	$27,093	$26,002
03/31/25	$26,028	$24,993
04/30/25	$26,203	$25,227
05/31/25	$27,766	$26,687
06/30/25	$29,059	$27,896
07/31/25	$29,517	$28,268
08/31/25	$30,387	$29,037
09/30/25	$31,563	$30,037

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPGM	18.12%	13.98%	12.18%
MSCI ACWI IMI Index	16.79%	13.30%	11.63%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,247,713,849
Holdings Count | Holding	2,920
Advisory Fees Paid, Amount	$ 899,935
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$1,247,713,849 Number of Portfolio Holdings2,920 Portfolio Turnover Rate4% Total Advisory Fees Paid$899,935
Holdings [Text Block]

Top Ten Countries

Countries	%
United States	64.6%
Japan	5.4%
China	3.3%
Canada	2.9%
United Kingdom	2.7%
Taiwan	2.2%
Germany	2.0%
India	1.8%
France	1.8%
Australia	1.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	4.5%
Apple, Inc.	3.7%
Microsoft Corp.	3.7%
Amazon.com, Inc.	2.0%
Meta Platforms, Inc., Class A	1.6%
Broadcom, Inc.	1.5%
Alphabet, Inc., Class A	1.3%
Alphabet, Inc., Class C	1.3%
Tesla, Inc.	1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.2%

Material Fund Change [Text Block]
C000038346
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P China ETF
Trading Symbol	GXC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® S&P China ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P China ETF	$68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During Q4 2024, China’s equity market experienced notable declines, with the S&P China BMI Index returning -6.70%. This downturn was driven by concerns that a second Trump presidency might intensify U.S.-China trade and technology tensions. In Q1 2025, China became central to global trade disputes. The U.S. imposed a 10% tariff on Chinese goods in February, leading China to counter with export restrictions on critical minerals and new tariffs on U.S. products. Despite these issues, Chinese equities performed strongly, with the S&P China BMI rising 12.73% for the quarter. Q2 2025 saw China’s market underperform relative to its Asia-Pacific and emerging market peers, as ongoing tariff threats fueled volatility and caution. Later in the quarter, more conciliatory trade negotiations helped stabilize equities, although sentiment remained wary. By Q3 2025, China’s market rebounded, propelled by policy stimulus, property sector stabilization, technology sector growth, and improved U.S.-China trade relations, making China a leading contributor to emerging market equity gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	GXC	MSCI All Country World ex USA Index	S&P China BMI Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$11,235	$10,744	$11,247
11/30/15	$11,095	$10,523	$11,117
12/31/15	$10,957	$10,324	$11,006
01/31/16	$9,499	$9,622	$9,524
02/29/16	$9,333	$9,512	$9,352
03/31/16	$10,390	$10,286	$10,396
04/30/16	$10,380	$10,556	$10,403
05/31/16	$10,273	$10,378	$10,294
06/30/16	$10,396	$10,219	$10,394
07/31/16	$10,718	$10,725	$10,713
08/31/16	$11,517	$10,793	$11,513
09/30/16	$11,781	$10,926	$11,775
10/31/16	$11,560	$10,769	$11,566
11/30/16	$11,470	$10,519	$11,481
12/31/16	$11,026	$10,789	$11,038
01/31/17	$11,748	$11,171	$11,716
02/28/17	$12,197	$11,349	$12,149
03/31/17	$12,423	$11,637	$12,354
04/30/17	$12,694	$11,886	$12,621
05/31/17	$13,295	$12,271	$13,177
06/30/17	$13,585	$12,309	$13,454
07/31/17	$14,724	$12,763	$14,574
08/31/17	$15,290	$12,830	$15,129
09/30/17	$15,493	$13,068	$15,326
10/31/17	$16,062	$13,314	$15,895
11/30/17	$16,213	$13,422	$16,047
12/31/17	$16,584	$13,722	$16,422
01/31/18	$18,635	$14,486	$18,424
02/28/18	$17,462	$13,803	$17,281
03/31/18	$16,900	$13,560	$16,767
04/30/18	$16,929	$13,776	$16,800
05/31/18	$17,230	$13,458	$17,129
06/30/18	$16,312	$13,205	$16,205
07/31/18	$15,929	$13,521	$15,815
08/31/18	$15,311	$13,238	$15,195
09/30/18	$15,084	$13,298	$14,940
10/31/18	$13,384	$12,217	$13,230
11/30/18	$14,356	$12,332	$14,182
12/31/18	$13,487	$11,774	$13,316
01/31/19	$14,876	$12,664	$14,658
02/28/19	$15,391	$12,911	$15,205
03/31/19	$15,729	$12,988	$15,545
04/30/19	$16,086	$13,331	$15,906
05/31/19	$14,089	$12,616	$13,937
06/30/19	$15,176	$13,375	$15,024
07/31/19	$15,026	$13,214	$14,865
08/31/19	$14,394	$12,805	$14,240
09/30/19	$14,370	$13,135	$14,226
10/31/19	$14,939	$13,593	$14,791
11/30/19	$15,161	$13,713	$15,004
12/31/19	$16,379	$14,307	$16,221
01/31/20	$15,361	$13,923	$15,450
02/29/20	$15,726	$12,822	$15,587
03/31/20	$14,666	$10,966	$14,554
04/30/20	$15,570	$11,797	$15,406
05/31/20	$15,596	$12,183	$15,500
06/30/20	$16,970	$12,733	$16,861
07/31/20	$18,576	$13,301	$18,489
08/31/20	$19,555	$13,870	$19,500
09/30/20	$18,953	$13,529	$18,919
10/31/20	$19,845	$13,238	$19,830
11/30/20	$20,559	$15,019	$20,513
12/31/20	$21,173	$15,831	$21,123
01/31/21	$22,684	$15,865	$22,649
02/28/21	$22,443	$16,179	$22,451
03/31/21	$21,029	$16,384	$21,037
04/30/21	$21,383	$16,866	$21,398
05/31/21	$21,289	$17,394	$21,570
06/30/21	$21,579	$17,281	$21,639
07/31/21	$18,743	$16,996	$18,830
08/31/21	$18,818	$17,319	$18,904
09/30/21	$17,998	$16,765	$18,015
10/31/21	$18,390	$17,165	$18,408
11/30/21	$17,416	$16,392	$17,490
12/31/21	$16,979	$17,070	$17,013
01/31/22	$16,567	$16,441	$16,558
02/28/22	$15,921	$16,115	$15,921
03/31/22	$14,598	$16,141	$14,594
04/30/22	$13,883	$15,127	$13,851
05/31/22	$14,114	$15,236	$14,106
06/30/22	$15,051	$13,925	$15,016
07/31/22	$13,641	$14,402	$13,691
08/31/22	$13,663	$13,939	$13,698
09/30/22	$11,771	$12,546	$11,773
10/31/22	$10,011	$12,920	$10,038
11/30/22	$12,747	$14,446	$12,785
12/31/22	$13,232	$14,338	$13,280
01/31/23	$14,753	$15,500	$14,813
02/28/23	$13,340	$14,956	$13,410
03/31/23	$13,837	$15,322	$13,883
04/30/23	$13,191	$15,588	$13,240
05/31/23	$12,100	$15,021	$12,164
06/30/23	$12,534	$15,695	$12,574
07/31/23	$13,759	$16,334	$13,817
08/31/23	$12,561	$15,596	$12,617
09/30/23	$12,252	$15,103	$12,284
10/31/23	$11,750	$14,480	$11,790
11/30/23	$12,073	$15,784	$12,138
12/31/23	$11,825	$16,577	$11,874
01/31/24	$10,519	$16,412	$10,547
02/29/24	$11,425	$16,827	$11,433
03/31/24	$11,467	$17,353	$11,490
04/30/24	$12,150	$17,042	$12,169
05/31/24	$12,407	$17,536	$12,432
06/30/24	$12,077	$17,520	$12,086
07/31/24	$11,939	$17,925	$11,950
08/31/24	$11,942	$18,436	$11,968
09/30/24	$14,773	$18,932	$14,826
10/31/24	$14,011	$18,003	$14,105
11/30/24	$13,478	$17,840	$13,590
12/31/24	$13,722	$17,494	$13,833
01/31/25	$13,767	$18,199	$13,881
02/28/25	$15,164	$18,451	$15,338
03/31/25	$15,408	$18,409	$15,594
04/30/25	$14,767	$19,074	$14,967
05/31/25	$15,192	$19,948	$15,410
06/30/25	$15,849	$20,625	$16,080
07/31/25	$16,655	$20,566	$16,883
08/31/25	$17,670	$21,279	$17,891
09/30/25	$19,129	$22,046	$19,344

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
GXC	29.49%	0.19%	6.70%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
S&P China BMI Index	30.48%	0.45%	6.82%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 506,454,623
Holdings Count | Holding	1,250
Advisory Fees Paid, Amount	$ 2,609,262
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$506,454,623 Number of Portfolio Holdings1,250 Portfolio Turnover Rate13% Total Advisory Fees Paid$2,609,262
Holdings [Text Block]

Top Ten Industries

Industries	%
Interactive Media & Services	15.3%
Broadline Retail	14.6%
Banks	11.1%
Automobiles	3.9%
Hotels, Restaurants & Leisure	3.9%
Technology Hardware, Storage & Peripherals	3.5%
Metals & Mining	3.3%
Insurance	3.1%
Electronic Equipment, Instruments & Components	2.8%
Biotechnology	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Tencent Holdings Ltd.	12.9%
Alibaba Group Holding Ltd.	10.6%
Xiaomi Corp., Class B	3.0%
PDD Holdings, Inc.	2.5%
China Construction Bank Corp., Class H	2.4%
Meituan, Class B	1.8%
Industrial & Commercial Bank of China Ltd., Class H	1.4%
BYD Co. Ltd., Class H	1.3%
NetEase, Inc.	1.3%
JD.com, Inc., Class A	1.3%

Material Fund Change [Text Block]
C000038345
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P Emerging Asia Pacific ETF
Trading Symbol	GMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® S&P Emerging Asia Pacific ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P Emerging Asia Pacific ETF	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The S&P Emerging Asia Pacific Index delivered strong gains of 13.5% over the year ending in September 2025, driven by easing trade tensions, accommodative monetary policies, and robust demand for technology and Artificial Intelligence (“A.I.”)-related sectors. Softer U.S. dollar and global rate cuts supported capital flows into emerging market assets. Trade truce extensions and accommodative policies boosted sentiment. Risks included tariff uncertainty and geopolitical tensions, but these were offset by strong sectoral performance. Taiwan was a standout performer, benefiting from semiconductor demand and global enthusiasm for A.I. themes. China posted solid returns, supported by targeted stimulus measures, stabilization in the property sector, and policy support for domestic chipmakers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	GMF	MSCI All Country World ex USA Index	S&P Emerging Asia Pacific BMI Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,840	$10,744	$10,843
11/30/15	$10,624	$10,523	$10,633
12/31/15	$10,567	$10,324	$10,606
01/31/16	$9,662	$9,622	$9,687
02/29/16	$9,572	$9,512	$9,584
03/31/16	$10,566	$10,286	$10,579
04/30/16	$10,458	$10,556	$10,486
05/31/16	$10,425	$10,378	$10,451
06/30/16	$10,682	$10,219	$10,704
07/31/16	$11,146	$10,725	$11,180
08/31/16	$11,599	$10,793	$11,661
09/30/16	$11,724	$10,926	$11,785
10/31/16	$11,641	$10,769	$11,708
11/30/16	$11,249	$10,519	$11,306
12/31/16	$11,050	$10,789	$11,111
01/31/17	$11,662	$11,171	$11,697
02/28/17	$12,151	$11,349	$12,193
03/31/17	$12,521	$11,637	$12,541
04/30/17	$12,759	$11,886	$12,829
05/31/17	$13,138	$12,271	$13,184
06/30/17	$13,372	$12,309	$13,424
07/31/17	$14,143	$12,763	$14,203
08/31/17	$14,489	$12,830	$14,531
09/30/17	$14,423	$13,068	$14,482
10/31/17	$15,027	$13,314	$15,109
11/30/17	$15,055	$13,422	$15,168
12/31/17	$15,480	$13,722	$15,607
01/31/18	$16,810	$14,486	$16,910
02/28/18	$15,966	$13,803	$16,075
03/31/18	$15,581	$13,560	$15,700
04/30/18	$15,550	$13,776	$15,662
05/31/18	$15,528	$13,458	$15,646
06/30/18	$14,909	$13,205	$14,970
07/31/18	$15,106	$13,521	$15,155
08/31/18	$14,928	$13,238	$14,917
09/30/18	$14,513	$13,298	$14,450
10/31/18	$13,089	$12,217	$13,015
11/30/18	$13,826	$12,332	$13,802
12/31/18	$13,363	$11,774	$13,362
01/31/19	$14,190	$12,664	$14,110
02/28/19	$14,465	$12,911	$14,459
03/31/19	$14,960	$12,988	$14,936
04/30/19	$15,263	$13,331	$15,196
05/31/19	$14,112	$12,616	$14,070
06/30/19	$14,869	$13,375	$14,809
07/31/19	$14,702	$13,214	$14,656
08/31/19	$14,174	$12,805	$14,143
09/30/19	$14,287	$13,135	$14,301
10/31/19	$14,878	$13,593	$14,905
11/30/19	$15,013	$13,713	$15,016
12/31/19	$15,909	$14,307	$15,914
01/31/20	$15,134	$13,923	$15,253
02/29/20	$14,914	$12,822	$14,908
03/31/20	$13,025	$10,966	$12,971
04/30/20	$14,287	$11,797	$14,228
05/31/20	$14,272	$12,183	$14,248
06/30/20	$15,493	$12,733	$15,440
07/31/20	$16,901	$13,301	$16,850
08/31/20	$17,461	$13,870	$17,485
09/30/20	$17,120	$13,529	$17,138
10/31/20	$17,720	$13,238	$17,737
11/30/20	$18,920	$15,019	$18,922
12/31/20	$19,934	$15,831	$19,918
01/31/21	$20,775	$15,865	$20,772
02/28/21	$21,102	$16,179	$21,135
03/31/21	$20,477	$16,384	$20,472
04/30/21	$20,935	$16,866	$21,046
05/31/21	$20,963	$17,394	$21,334
06/30/21	$21,221	$17,281	$21,416
07/31/21	$19,666	$16,996	$19,827
08/31/21	$20,267	$17,319	$20,451
09/30/21	$19,641	$16,765	$19,842
10/31/21	$19,965	$17,165	$20,145
11/30/21	$19,439	$16,392	$19,596
12/31/21	$19,638	$17,070	$19,781
01/31/22	$19,201	$16,441	$19,304
02/28/22	$18,554	$16,115	$18,755
03/31/22	$17,908	$16,141	$18,126
04/30/22	$17,018	$15,127	$17,245
05/31/22	$17,021	$15,236	$17,218
06/30/22	$16,647	$13,925	$16,762
07/31/22	$16,337	$14,402	$16,465
08/31/22	$16,465	$13,939	$16,705
09/30/22	$14,648	$12,546	$14,791
10/31/22	$13,699	$12,920	$13,803
11/30/22	$16,042	$14,446	$16,150
12/31/22	$15,907	$14,338	$16,061
01/31/23	$17,126	$15,500	$17,209
02/28/23	$16,086	$14,956	$16,202
03/31/23	$16,561	$15,322	$16,617
04/30/23	$16,198	$15,588	$16,332
05/31/23	$15,938	$15,021	$16,037
06/30/23	$16,468	$15,695	$16,532
07/31/23	$17,478	$16,334	$17,518
08/31/23	$16,588	$15,596	$16,651
09/30/23	$16,300	$15,103	$16,367
10/31/23	$15,726	$14,480	$15,805
11/30/23	$16,686	$15,784	$16,849
12/31/23	$17,160	$16,577	$17,338
01/31/24	$16,486	$16,412	$16,658
02/29/24	$17,361	$16,827	$17,492
03/31/24	$17,598	$17,353	$17,807
04/30/24	$17,943	$17,042	$18,260
05/31/24	$18,440	$17,536	$18,638
06/30/24	$19,074	$17,520	$19,347
07/31/24	$19,092	$17,925	$19,355
08/31/24	$19,405	$18,436	$19,746
09/30/24	$21,152	$18,932	$21,586
10/31/24	$20,545	$18,003	$20,770
11/30/24	$19,948	$17,840	$20,181
12/31/24	$20,079	$17,494	$20,316
01/31/25	$19,861	$18,199	$20,114
02/28/25	$19,878	$18,451	$20,133
03/31/25	$19,979	$18,409	$20,145
04/30/25	$19,903	$19,074	$20,180
05/31/25	$20,904	$19,948	$21,220
06/30/25	$21,919	$20,625	$22,223
07/31/25	$22,419	$20,566	$22,679
08/31/25	$22,788	$21,279	$23,179
09/30/25	$24,261	$22,046	$24,499

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
GMF	14.70%	7.22%	9.27%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
S&P Emerging Asia Pacific BMI Index	13.50%	7.41%	9.37%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 397,704,146
Holdings Count | Holding	1,288
Advisory Fees Paid, Amount	$ 1,768,263
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$397,704,146 Number of Portfolio Holdings1,288 Portfolio Turnover Rate6% Total Advisory Fees Paid$1,768,263
Holdings [Text Block]

Top Countries

Countries	%
China	43.4%
Taiwan	26.8%
India	23.3%
Malaysia	2.5%
Thailand	1.9%
Indonesia	1.7%
Philippines	0.7%
Hong Kong	0.4%
United States	0.0%Footnote Reference*
Footnote	Description
Footnote*	Less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	11.8%
Tencent Holdings Ltd.	5.8%
Alibaba Group Holding Ltd.	4.8%
HDFC Bank Ltd.	1.4%
Xiaomi Corp., Class B	1.3%
Reliance Industries Ltd.	1.2%
Hon Hai Precision Industry Co. Ltd.	1.2%
China Construction Bank Corp., Class H	1.1%
ICICI Bank Ltd.	1.1%
PDD Holdings, Inc.	1.1%

Material Fund Change [Text Block]
C000096745
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P Emerging Markets Dividend ETF
Trading Symbol	EDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® S&P Emerging Markets Dividend ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P Emerging Markets Dividend ETF	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging markets delivered robust performance during the 12 month reporting period, consistently outpacing developed markets in several quarters. Emerging market equities benefited from easing trade tensions, especially as US–China tariff disputes softened and global monetary policy shifted toward accommodation. China led gains, supported by targeted stimulus, stabilization in its property sector, and strong technology stock performance, while Taiwan and Korea also advanced on semiconductor and Artificial Intelligence demand. Latin America, notably Brazil, saw positive returns due to falling inflation and supportive rate cuts. China, Brazil and Mexico were the strongest contributors to the Fund's performance, while Taiwan, Indonesia and India were the weakest contributors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	EDIV	MSCI All Country World ex USA Index	S&P Emerging Markets Dividend Opportunities Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,619	$10,744	$10,629
11/30/15	$10,060	$10,523	$10,072
12/31/15	$9,624	$10,324	$9,642
01/31/16	$9,223	$9,622	$9,291
02/29/16	$9,466	$9,512	$9,547
03/31/16	$10,805	$10,286	$10,904
04/30/16	$10,893	$10,556	$11,006
05/31/16	$10,157	$10,378	$10,262
06/30/16	$10,951	$10,219	$11,069
07/31/16	$11,645	$10,725	$11,792
08/31/16	$11,410	$10,793	$11,557
09/30/16	$11,470	$10,926	$11,628
10/31/16	$11,692	$10,769	$11,855
11/30/16	$10,937	$10,519	$11,093
12/31/16	$11,235	$10,789	$11,402
01/31/17	$11,890	$11,171	$12,072
02/28/17	$12,259	$11,349	$12,548
03/31/17	$12,331	$11,637	$12,651
04/30/17	$12,463	$11,886	$12,789
05/31/17	$12,550	$12,271	$12,893
06/30/17	$12,713	$12,309	$13,054
07/31/17	$13,220	$12,763	$13,585
08/31/17	$13,465	$12,830	$13,911
09/30/17	$13,129	$13,068	$13,551
10/31/17	$13,141	$13,314	$13,565
11/30/17	$13,371	$13,422	$13,808
12/31/17	$14,378	$13,722	$14,860
01/31/18	$15,511	$14,486	$16,034
02/28/18	$15,515	$13,803	$16,026
03/31/18	$15,295	$13,560	$15,835
04/30/18	$15,034	$13,776	$15,543
05/31/18	$14,383	$13,458	$14,904
06/30/18	$13,520	$13,205	$14,014
07/31/18	$14,186	$13,521	$14,735
08/31/18	$13,575	$13,238	$14,188
09/30/18	$13,819	$13,298	$14,438
10/31/18	$12,892	$12,217	$13,487
11/30/18	$13,607	$12,332	$14,237
12/31/18	$13,452	$11,774	$14,077
01/31/19	$14,542	$12,664	$15,252
02/28/19	$14,349	$12,911	$15,060
03/31/19	$14,278	$12,988	$14,986
04/30/19	$14,448	$13,331	$15,185
05/31/19	$14,108	$12,616	$14,816
06/30/19	$14,886	$13,375	$15,640
07/31/19	$14,704	$13,214	$15,463
08/31/19	$13,788	$12,805	$14,556
09/30/19	$13,970	$13,135	$14,743
10/31/19	$14,394	$13,593	$15,208
11/30/19	$14,221	$13,713	$15,029
12/31/19	$14,984	$14,307	$15,844
01/31/20	$13,940	$13,923	$14,744
02/29/20	$12,965	$12,822	$13,721
03/31/20	$10,526	$10,966	$11,134
04/30/20	$11,617	$11,797	$12,300
05/31/20	$11,514	$12,183	$12,195
06/30/20	$11,831	$12,733	$12,535
07/31/20	$12,191	$13,301	$12,925
08/31/20	$12,055	$13,870	$12,851
09/30/20	$11,776	$13,529	$12,549
10/31/20	$11,672	$13,238	$12,445
11/30/20	$12,912	$15,019	$13,769
12/31/20	$13,616	$15,831	$14,524
01/31/21	$13,501	$15,865	$14,409
02/28/21	$14,087	$16,179	$15,056
03/31/21	$14,614	$16,384	$15,626
04/30/21	$14,856	$16,866	$15,891
05/31/21	$15,102	$17,394	$16,236
06/30/21	$14,848	$17,281	$15,894
07/31/21	$14,453	$16,996	$15,482
08/31/21	$15,120	$17,319	$16,237
09/30/21	$14,951	$16,765	$16,070
10/31/21	$14,879	$17,165	$15,998
11/30/21	$14,494	$16,392	$15,592
12/31/21	$15,096	$17,070	$16,243
01/31/22	$15,511	$16,441	$16,699
02/28/22	$14,829	$16,115	$16,173
03/31/22	$14,878	$16,141	$16,046
04/30/22	$14,333	$15,127	$15,465
05/31/22	$14,096	$15,236	$15,314
06/30/22	$13,250	$13,925	$14,404
07/31/22	$13,203	$14,402	$13,898
08/31/22	$13,030	$13,939	$13,891
09/30/22	$11,832	$12,546	$12,597
10/31/22	$11,524	$12,920	$12,261
11/30/22	$12,781	$14,446	$13,778
12/31/22	$12,766	$14,338	$13,770
01/31/23	$13,600	$15,500	$14,681
02/28/23	$13,312	$14,956	$14,394
03/31/23	$13,957	$15,322	$15,105
04/30/23	$14,203	$15,588	$15,384
05/31/23	$14,440	$15,021	$15,666
06/30/23	$15,301	$15,695	$16,609
07/31/23	$16,887	$16,334	$18,319
08/31/23	$16,301	$15,596	$17,635
09/30/23	$16,478	$15,103	$17,841
10/31/23	$15,918	$14,480	$17,244
11/30/23	$17,208	$15,784	$18,679
12/31/23	$17,996	$16,577	$19,585
01/31/24	$17,842	$16,412	$19,458
02/29/24	$18,361	$16,827	$20,063
03/31/24	$18,604	$17,353	$20,340
04/30/24	$18,856	$17,042	$20,632
05/31/24	$19,383	$17,536	$21,231
06/30/24	$19,966	$17,520	$21,901
07/31/24	$19,895	$17,925	$21,820
08/31/24	$20,679	$18,436	$22,814
09/30/24	$21,626	$18,932	$23,967
10/31/24	$20,648	$18,003	$22,889
11/30/24	$20,141	$17,840	$22,338
12/31/24	$20,369	$17,494	$22,588
01/31/25	$20,311	$18,199	$22,624
02/28/25	$20,521	$18,451	$22,782
03/31/25	$20,618	$18,409	$22,900
04/30/25	$21,081	$19,074	$23,417
05/31/25	$21,964	$19,948	$24,410
06/30/25	$22,369	$20,625	$24,847
07/31/25	$22,476	$20,566	$24,973
08/31/25	$22,735	$21,279	$25,326
09/30/25	$23,224	$22,046	$25,858

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
EDIV	7.39%	14.55%	8.79%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
S&P Emerging Markets Dividend Opportunities Index	7.89%	15.56%	9.97%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 890,905,125
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 3,233,930
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$890,905,125 Number of Portfolio Holdings114 Portfolio Turnover Rate90% Total Advisory Fees Paid$3,233,930
Holdings [Text Block]

Top Ten Countries

Countries	%
Taiwan	23.3%
Thailand	13.1%
Malaysia	11.0%
South Africa	10.4%
Brazil	9.3%
China	7.7%
Saudi Arabia	5.0%
Mexico	4.4%
United Arab Emirates	2.6%
Kuwait	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
PTT PCL	4.0%
Ambev SA	3.7%
Banco do Brasil SA	3.4%
Saudi Telecom Co.	3.0%
Arca Continental SAB de CV	2.4%
Advanced Info Service PCL	2.3%
Nedbank Group Ltd.	2.3%
Chunghwa Telecom Co. Ltd.	2.2%
Tenaga Nasional Bhd.	2.2%
Standard Bank Group Ltd.	2.1%

Material Fund Change [Text Block]
C000253543
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P Emerging Markets ex-China ETF
Trading Symbol	XCNY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® S&P Emerging Markets ex-China ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P Emerging Markets ex-China ETF	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging markets ex-China equities delivered resilient performance over the period, navigating persistent global volatility, shifting trade policies, and elevated inflation. After a challenging Q4 2024, U.S. tariff threats began to ease and domestic demand became more robust in select regions. The second quarter of 2025 saw gains, driven by technology sector strength and improving investor sentiment as trade tensions softened. During the third quarter, Emerging Markets ("EM") equities were buoyed by policy easing, stable earnings, and renewed optimism in technology and consumer sectors. Overall, EM ex-China equities benefited from accommodative monetary policy, a softer U.S. dollar, and sectoral rotation, though regional divergences persisted as global uncertainties remained.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XCNY	MSCI All Country World ex USA Index	S&P Emerging Ex-China BMI Index
09/05/24	$10,000	$10,000	$10,000
09/30/24	$10,369	$10,510	$10,393
10/31/24	$10,000	$9,995	$10,047
11/30/24	$9,771	$9,904	$9,804
12/31/24	$9,698	$9,712	$9,755
01/31/25	$9,665	$10,103	$9,781
02/28/25	$9,307	$10,243	$9,342
03/31/25	$9,343	$10,220	$9,353
04/30/25	$9,643	$10,589	$9,660
05/31/25	$10,098	$11,074	$10,149
06/30/25	$10,577	$11,450	$10,648
07/31/25	$10,569	$11,417	$10,649
08/31/25	$10,633	$11,813	$10,732
09/30/25	$11,083	$12,245	$11,172

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 09/05/24
XCNY	6.89%	10.07%
MSCI All Country World ex USA Index	16.45%	20.81%
S&P Emerging Ex-China BMI Index	7.50%	10.90%

Performance Inception Date	Sep. 05, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 5,423,203
Holdings Count | Holding	1,239
Advisory Fees Paid, Amount	$ 7,430
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$5,423,203 Number of Portfolio Holdings1,239 Portfolio Turnover Rate1% Total Advisory Fees Paid$7,430
Holdings [Text Block]

Top Ten Countries

Countries	%
Taiwan	31.6%
India	27.7%
Brazil	6.5%
South Africa	5.1%
Saudi Arabia	4.9%
Mexico	3.3%
Malaysia	2.6%
United Arab Emirates	2.4%
Indonesia	2.3%
Thailand	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	14.2%
HDFC Bank Ltd.	1.6%
Reliance Industries Ltd.	1.4%
Hon Hai Precision Industry Co. Ltd.	1.2%
ICICI Bank Ltd.	1.1%
Delta Electronics, Inc.	1.0%
Naspers Ltd., Class N	0.9%
MediaTek, Inc.	0.8%
Infosys Ltd.	0.8%
Al Rajhi Bank	0.8%

Material Fund Change [Text Block]
C000060582
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P Emerging Markets Small Cap ETF
Trading Symbol	EWX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® S&P Emerging Markets Small Cap ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P Emerging Markets Small Cap ETF	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging market equities outperformed developed markets over the reporting period, supported by stronger economic growth, monetary easing by some emerging market central banks, and a weaker U.S. dollar. Within emerging markets, small-cap equities were buoyed by robust performance in China, where stocks surged on the back of targeted stimulus measures, stabilization in the property sector, and strong gains in technology. In contrast, India lagged due to elevated valuations and cautious foreign investor flows.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	EWX	MSCI All Country World ex USA Index	S&P Emerging Markets Under USD 2 Billion Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,757	$10,744	$10,751
11/30/15	$10,493	$10,523	$10,463
12/31/15	$10,485	$10,324	$10,467
01/31/16	$9,620	$9,622	$9,599
02/29/16	$9,838	$9,512	$9,787
03/31/16	$10,817	$10,286	$10,754
04/30/16	$10,954	$10,556	$10,916
05/31/16	$10,532	$10,378	$10,540
06/30/16	$10,924	$10,219	$10,909
07/31/16	$11,478	$10,725	$11,476
08/31/16	$11,748	$10,793	$11,691
09/30/16	$11,867	$10,926	$11,762
10/31/16	$11,943	$10,769	$11,814
11/30/16	$11,416	$10,519	$11,289
12/31/16	$11,393	$10,789	$11,289
01/31/17	$11,982	$11,171	$11,849
02/28/17	$12,587	$11,349	$12,420
03/31/17	$12,875	$11,637	$12,707
04/30/17	$13,046	$11,886	$12,880
05/31/17	$13,031	$12,271	$12,888
06/30/17	$13,233	$12,309	$13,079
07/31/17	$13,735	$12,763	$13,584
08/31/17	$14,103	$12,830	$13,947
09/30/17	$14,059	$13,068	$13,947
10/31/17	$14,451	$13,314	$14,378
11/30/17	$14,510	$13,422	$14,450
12/31/17	$15,036	$13,722	$14,950
01/31/18	$15,863	$14,486	$15,682
02/28/18	$15,309	$13,803	$15,158
03/31/18	$15,039	$13,560	$14,919
04/30/18	$14,911	$13,776	$14,735
05/31/18	$14,758	$13,458	$14,572
06/30/18	$13,929	$13,205	$13,766
07/31/18	$14,073	$13,521	$13,903
08/31/18	$13,704	$13,238	$13,511
09/30/18	$13,146	$13,298	$12,951
10/31/18	$12,058	$12,217	$11,838
11/30/18	$12,597	$12,332	$12,372
12/31/18	$12,257	$11,774	$12,076
01/31/19	$13,083	$12,664	$12,864
02/28/19	$13,302	$12,911	$13,129
03/31/19	$13,394	$12,988	$13,218
04/30/19	$13,513	$13,331	$13,325
05/31/19	$12,926	$12,616	$12,755
06/30/19	$13,503	$13,375	$13,335
07/31/19	$13,614	$13,214	$13,431
08/31/19	$13,053	$12,805	$12,871
09/30/19	$13,137	$13,135	$12,941
10/31/19	$13,548	$13,593	$13,333
11/30/19	$13,446	$13,713	$13,240
12/31/19	$14,187	$14,307	$13,975
01/31/20	$13,599	$13,923	$13,518
02/29/20	$12,836	$12,822	$12,700
03/31/20	$10,117	$10,966	$9,992
04/30/20	$11,465	$11,797	$11,326
05/31/20	$11,659	$12,183	$11,594
06/30/20	$12,730	$12,733	$12,611
07/31/20	$13,698	$13,301	$13,547
08/31/20	$14,128	$13,870	$14,029
09/30/20	$13,760	$13,529	$13,678
10/31/20	$13,694	$13,238	$13,615
11/30/20	$15,408	$15,019	$15,362
12/31/20	$16,381	$15,831	$16,343
01/31/21	$16,256	$15,865	$16,274
02/28/21	$17,259	$16,179	$17,305
03/31/21	$17,439	$16,384	$17,476
04/30/21	$18,559	$16,866	$18,579
05/31/21	$18,710	$17,394	$18,892
06/30/21	$19,418	$17,281	$19,535
07/31/21	$19,038	$16,996	$19,213
08/31/21	$19,321	$17,319	$19,531
09/30/21	$18,781	$16,765	$18,894
10/31/21	$18,829	$17,165	$18,993
11/30/21	$18,543	$16,392	$18,702
12/31/21	$19,137	$17,070	$19,340
01/31/22	$18,494	$16,441	$18,689
02/28/22	$18,147	$16,115	$18,283
03/31/22	$18,497	$16,141	$18,597
04/30/22	$17,423	$15,127	$17,521
05/31/22	$17,278	$15,236	$17,327
06/30/22	$15,857	$13,925	$15,908
07/31/22	$16,123	$14,402	$16,196
08/31/22	$16,534	$13,939	$16,684
09/30/22	$14,963	$12,546	$15,101
10/31/22	$14,849	$12,920	$14,985
11/30/22	$16,356	$14,446	$16,521
12/31/22	$16,356	$14,338	$16,507
01/31/23	$17,299	$15,500	$17,448
02/28/23	$16,853	$14,956	$17,011
03/31/23	$16,852	$15,322	$16,999
04/30/23	$17,005	$15,588	$17,171
05/31/23	$16,993	$15,021	$17,195
06/30/23	$17,653	$15,695	$17,890
07/31/23	$18,625	$16,334	$18,878
08/31/23	$18,266	$15,596	$18,542
09/30/23	$18,031	$15,103	$18,332
10/31/23	$17,394	$14,480	$17,680
11/30/23	$18,747	$15,784	$19,106
12/31/23	$19,231	$16,577	$19,671
01/31/24	$18,580	$16,412	$19,071
02/29/24	$19,225	$16,827	$19,718
03/31/24	$19,111	$17,353	$19,501
04/30/24	$19,559	$17,042	$20,012
05/31/24	$19,662	$17,536	$20,130
06/30/24	$20,018	$17,520	$20,527
07/31/24	$20,040	$17,925	$20,602
08/31/24	$20,369	$18,436	$21,006
09/30/24	$21,748	$18,932	$22,510
10/31/24	$21,229	$18,003	$21,891
11/30/24	$21,019	$17,840	$21,685
12/31/24	$20,705	$17,494	$21,361
01/31/25	$20,136	$18,199	$20,815
02/28/25	$20,240	$18,451	$20,751
03/31/25	$19,934	$18,409	$20,459
04/30/25	$19,894	$19,074	$20,429
05/31/25	$21,132	$19,948	$21,731
06/30/25	$22,063	$20,625	$22,686
07/31/25	$22,458	$20,566	$23,105
08/31/25	$23,698	$21,279	$24,346
09/30/25	$23,895	$22,046	$24,568

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
EWX	9.87%	11.67%	9.10%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
S&P Emerging Markets Under USD 2 Billion Index	9.14%	12.43%	9.41%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 726,629,501
Holdings Count | Holding	3,336
Advisory Fees Paid, Amount	$ 4,551,607
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$726,629,501 Number of Portfolio Holdings3,336 Portfolio Turnover Rate25% Total Advisory Fees Paid$4,551,607
Holdings [Text Block]

Top Ten Countries

Countries	%
Taiwan	25.3%
China	21.9%
India	19.3%
Saudi Arabia	4.4%
Malaysia	3.9%
South Africa	3.6%
Brazil	3.4%
Turkey	3.3%
Thailand	3.0%
Indonesia	2.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Gulf Navigation Holding PJSC	0.2%
Pan African Resources PLC	0.2%
Qisda Corp.	0.2%
Advanced Echem Materials Co. Ltd.	0.2%
Redefine Properties Ltd. REIT	0.2%
Lingbao Gold Group Co. Ltd., Class H	0.2%
Inari Amertron Bhd.	0.2%
National Industries Group Holding SAK	0.2%
WinWay Technology Co. Ltd.	0.2%
Yulon Finance Corp.	0.2%

Material Fund Change [Text Block]
C000126352
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P Global Dividend ETF
Trading Symbol	WDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® S&P Global Dividend ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P Global Dividend ETF	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Throughout the reporting period, the index showed resilient performance amid market volatility. The Fund posted positive returns in ten of the twelve months. Benefiting from stable earnings and consistent dividend growth, the index outperformed broader benchmarks during periods of uncertainty. Defensive sectors like consumer staples and healthcare contributed positively, while industrials and financials faced headwinds from interest rate fluctuations and global economic softness. Overall, the index delivered modest gains, reinforcing its reputation as an option for income-focused investors seeking long-term stability.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	WDIV	MSCI ACWI IMI Index	S&P Global Dividend Aristocrats Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,540	$10,757	$10,542
11/30/15	$10,220	$10,690	$10,219
12/31/15	$9,850	$10,491	$9,844
01/31/16	$9,624	$9,833	$9,613
02/29/16	$9,638	$9,782	$9,630
03/31/16	$10,618	$10,522	$10,609
04/30/16	$10,898	$10,688	$10,876
05/31/16	$10,641	$10,710	$10,612
06/30/16	$10,821	$10,633	$10,792
07/31/16	$11,352	$11,107	$11,328
08/31/16	$11,133	$11,144	$11,108
09/30/16	$11,316	$11,225	$11,289
10/31/16	$10,993	$11,008	$10,966
11/30/16	$10,808	$11,128	$10,778
12/31/16	$11,173	$11,368	$11,144
01/31/17	$11,377	$11,676	$11,352
02/28/17	$11,595	$11,997	$11,581
03/31/17	$11,684	$12,139	$11,674
04/30/17	$11,894	$12,335	$11,875
05/31/17	$12,139	$12,581	$12,117
06/30/17	$12,148	$12,655	$12,122
07/31/17	$12,436	$13,002	$12,412
08/31/17	$12,420	$13,048	$12,400
09/30/17	$12,541	$13,328	$12,516
10/31/17	$12,565	$13,597	$12,541
11/30/17	$12,958	$13,864	$12,930
12/31/17	$13,275	$14,090	$13,246
01/31/18	$13,653	$14,850	$13,623
02/28/18	$12,933	$14,230	$12,887
03/31/18	$12,895	$13,964	$12,857
04/30/18	$13,108	$14,095	$13,061
05/31/18	$12,829	$14,150	$12,774
06/30/18	$12,883	$14,065	$12,821
07/31/18	$13,263	$14,455	$13,200
08/31/18	$13,039	$14,588	$12,974
09/30/18	$13,072	$14,611	$13,001
10/31/18	$12,379	$13,468	$12,308
11/30/18	$12,693	$13,658	$12,620
12/31/18	$12,100	$12,670	$12,026
01/31/19	$12,899	$13,701	$12,829
02/28/19	$13,064	$14,082	$12,999
03/31/19	$13,053	$14,228	$12,982
04/30/19	$13,332	$14,698	$13,256
05/31/19	$12,739	$13,818	$12,657
06/30/19	$13,464	$14,707	$13,374
07/31/19	$13,286	$14,751	$13,197
08/31/19	$12,936	$14,379	$12,847
09/30/19	$13,593	$14,681	$13,500
10/31/19	$13,983	$15,085	$13,873
11/30/19	$13,980	$15,461	$13,867
12/31/19	$14,572	$16,009	$14,457
01/31/20	$14,329	$15,797	$14,215
02/29/20	$13,043	$14,504	$12,945
03/31/20	$9,967	$12,417	$9,869
04/30/20	$10,774	$13,784	$10,669
05/31/20	$10,751	$14,418	$10,644
06/30/20	$11,014	$14,879	$10,901
07/31/20	$11,129	$15,652	$11,011
08/31/20	$11,755	$16,600	$11,630
09/30/20	$11,253	$16,085	$11,118
10/31/20	$11,030	$15,737	$10,896
11/30/20	$12,668	$17,729	$12,520
12/31/20	$13,149	$18,611	$13,005
01/31/21	$13,167	$18,578	$13,024
02/28/21	$13,657	$19,072	$13,509
03/31/21	$14,358	$19,566	$14,198
04/30/21	$14,785	$20,416	$14,616
05/31/21	$15,320	$20,720	$15,113
06/30/21	$15,004	$20,970	$14,829
07/31/21	$14,912	$21,076	$14,735
08/31/21	$14,975	$21,598	$14,799
09/30/21	$14,671	$20,737	$14,489
10/31/21	$14,880	$21,746	$14,695
11/30/21	$14,291	$21,162	$14,111
12/31/21	$15,031	$22,002	$14,849
01/31/22	$15,160	$20,860	$14,978
02/28/22	$15,064	$20,383	$14,881
03/31/22	$15,390	$20,799	$15,197
04/30/22	$14,765	$19,147	$14,571
05/31/22	$15,163	$19,158	$14,957
06/30/22	$14,209	$17,505	$14,014
07/31/22	$14,362	$18,756	$14,165
08/31/22	$13,841	$18,090	$13,646
09/30/22	$12,515	$16,344	$12,326
10/31/22	$12,804	$17,350	$12,611
11/30/22	$13,909	$18,670	$13,704
12/31/22	$13,931	$17,953	$13,737
01/31/23	$14,665	$19,275	$14,456
02/28/23	$14,109	$18,740	$13,909
03/31/23	$14,072	$19,200	$13,860
04/30/23	$14,330	$19,445	$14,105
05/31/23	$13,522	$19,210	$13,297
06/30/23	$13,971	$20,331	$13,720
07/31/23	$14,519	$21,108	$14,259
08/31/23	$14,077	$20,502	$13,825
09/30/23	$13,500	$19,639	$13,251
10/31/23	$13,027	$18,985	$12,788
11/30/23	$14,178	$20,740	$13,912
12/31/23	$15,113	$21,827	$14,834
01/31/24	$14,804	$21,877	$14,536
02/29/24	$14,689	$22,791	$14,422
03/31/24	$15,061	$23,512	$14,798
04/30/24	$14,794	$22,714	$14,510
05/31/24	$15,335	$23,634	$15,030
06/30/24	$15,152	$24,071	$14,842
07/31/24	$16,084	$24,567	$15,766
08/31/24	$16,822	$25,140	$16,479
09/30/24	$17,283	$25,719	$16,927
10/31/24	$16,851	$25,123	$16,510
11/30/24	$17,065	$26,103	$16,715
12/31/24	$16,233	$25,401	$15,895
01/31/25	$16,303	$26,233	$15,963
02/28/25	$16,706	$26,002	$16,368
03/31/25	$17,078	$24,993	$16,731
04/30/25	$17,629	$25,227	$17,261
05/31/25	$18,198	$26,687	$17,795
06/30/25	$18,788	$27,896	$18,372
07/31/25	$18,879	$28,268	$18,464
08/31/25	$19,550	$29,037	$19,109
09/30/25	$19,626	$30,037	$19,171

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
WDIV	13.56%	11.77%	6.98%
MSCI ACWI IMI Index	16.79%	13.30%	11.63%
S&P Global Dividend Aristocrats Index	13.25%	11.51%	6.72%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 224,972,874
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 815,317
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$224,972,874 Number of Portfolio Holdings98 Portfolio Turnover Rate52% Total Advisory Fees Paid$815,317
Holdings [Text Block]

Top Ten Countries

Countries	%
Canada	19.7%
United States	19.3%
Japan	10.4%
China	8.0%
Switzerland	6.6%
Hong Kong	6.0%
Italy	5.5%
United Kingdom	4.4%
South Korea	3.7%
Finland	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
APA Group	2.0%
Altria Group, Inc.	1.8%
LG Uplus Corp.	1.8%
EDP SA	1.7%
Sino Land Co. Ltd.	1.7%
Henderson Land Development Co. Ltd.	1.7%
Bouygues SA	1.7%
TELUS Corp.	1.7%
Enel SpA	1.5%
CVS Health Corp.	1.5%

Material Fund Change [Text Block]
C000038340
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P Global Infrastructure ETF
Trading Symbol	GII
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® S&P Global Infrastructure ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P Global Infrastructure ETF	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Several macroeconomic tailwinds supported infrastructure performance. Global infrastructure spending surged, with countries like Germany committing over €500 billion to decarbonization, rail, and housing projects—benefiting utilities and transportation firms. Infrastructure assets showed resilience to inflation, as essential services allowed providers to pass on rising costs, supporting stable revenue. Regulatory support and long-term policy goals, including carbon neutrality and energy transition mandates, encouraged investment in clean infrastructure. Additionally, market volatility and geopolitical uncertainty increased demand for infrastructure ETFs, which offered diversification, low correlation to broader equities, and consistent cash flows—making them attractive to risk-conscious investors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	GII	MSCI ACWI IMI Index	S&P Global Infrastructure Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,475	$10,757	$10,477
11/30/15	$10,025	$10,690	$10,024
12/31/15	$9,758	$10,491	$9,756
01/31/16	$9,680	$9,833	$9,679
02/29/16	$9,775	$9,782	$9,765
03/31/16	$10,594	$10,522	$10,585
04/30/16	$10,835	$10,688	$10,826
05/31/16	$10,776	$10,710	$10,761
06/30/16	$11,089	$10,633	$11,077
07/31/16	$11,394	$11,107	$11,382
08/31/16	$11,189	$11,144	$11,165
09/30/16	$11,385	$11,225	$11,359
10/31/16	$11,057	$11,008	$11,036
11/30/16	$10,606	$11,128	$10,578
12/31/16	$10,895	$11,368	$10,873
01/31/17	$11,041	$11,676	$11,017
02/28/17	$11,371	$11,997	$11,338
03/31/17	$11,751	$12,139	$11,717
04/30/17	$11,947	$12,335	$11,911
05/31/17	$12,440	$12,581	$12,396
06/30/17	$12,416	$12,655	$12,376
07/31/17	$12,823	$13,002	$12,783
08/31/17	$13,030	$13,048	$12,980
09/30/17	$12,791	$13,328	$12,741
10/31/17	$12,905	$13,597	$12,859
11/30/17	$13,132	$13,864	$13,072
12/31/17	$13,005	$14,090	$12,947
01/31/18	$13,152	$14,850	$13,092
02/28/18	$12,276	$14,230	$12,207
03/31/18	$12,281	$13,964	$12,209
04/30/18	$12,579	$14,095	$12,505
05/31/18	$12,341	$14,150	$12,258
06/30/18	$12,567	$14,065	$12,483
07/31/18	$12,787	$14,455	$12,702
08/31/18	$12,479	$14,588	$12,385
09/30/18	$12,353	$14,611	$12,259
10/31/18	$11,862	$13,468	$11,771
11/30/18	$12,083	$13,658	$11,986
12/31/18	$11,699	$12,670	$11,604
01/31/19	$12,714	$13,701	$12,612
02/28/19	$13,015	$14,082	$12,900
03/31/19	$13,328	$14,228	$13,209
04/30/19	$13,482	$14,698	$13,363
05/31/19	$13,289	$13,818	$13,159
06/30/19	$13,987	$14,707	$13,861
07/31/19	$13,705	$14,751	$13,581
08/31/19	$13,760	$14,379	$13,622
09/30/19	$14,052	$14,681	$13,910
10/31/19	$14,260	$15,085	$14,119
11/30/19	$14,144	$15,461	$13,998
12/31/19	$14,734	$16,009	$14,592
01/31/20	$14,965	$15,797	$14,821
02/29/20	$13,544	$14,504	$13,397
03/31/20	$10,441	$12,417	$10,315
04/30/20	$11,417	$13,784	$11,285
05/31/20	$12,015	$14,418	$11,878
06/30/20	$11,847	$14,879	$11,720
07/31/20	$12,198	$15,652	$12,065
08/31/20	$12,397	$16,600	$12,256
09/30/20	$12,020	$16,085	$11,881
10/31/20	$11,887	$15,737	$11,748
11/30/20	$13,411	$17,729	$13,256
12/31/20	$13,805	$18,611	$13,644
01/31/21	$13,510	$18,578	$13,350
02/28/21	$13,609	$19,072	$13,444
03/31/21	$14,199	$19,566	$14,027
04/30/21	$14,694	$20,416	$14,519
05/31/21	$14,772	$20,720	$14,587
06/30/21	$14,502	$20,970	$14,325
07/31/21	$14,637	$21,076	$14,456
08/31/21	$14,897	$21,598	$14,709
09/30/21	$14,698	$20,737	$14,509
10/31/21	$15,221	$21,746	$15,030
11/30/21	$14,406	$21,162	$14,218
12/31/21	$15,342	$22,002	$15,150
01/31/22	$15,181	$20,860	$14,991
02/28/22	$15,554	$20,383	$15,357
03/31/22	$16,458	$20,799	$16,252
04/30/22	$15,912	$19,147	$15,714
05/31/22	$16,484	$19,158	$16,276
06/30/22	$15,204	$17,505	$15,008
07/31/22	$15,802	$18,756	$15,599
08/31/22	$15,563	$18,090	$15,353
09/30/22	$13,723	$16,344	$13,535
10/31/22	$14,407	$17,350	$14,214
11/30/22	$15,561	$18,670	$15,351
12/31/22	$15,208	$17,953	$15,001
01/31/23	$15,966	$19,275	$15,749
02/28/23	$15,432	$18,740	$15,210
03/31/23	$15,792	$19,200	$15,560
04/30/23	$16,201	$19,445	$15,960
05/31/23	$15,294	$19,210	$15,054
06/30/23	$15,733	$20,331	$15,495
07/31/23	$16,046	$21,108	$15,800
08/31/23	$15,297	$20,502	$15,049
09/30/23	$14,579	$19,639	$14,333
10/31/23	$14,135	$18,985	$13,897
11/30/23	$15,497	$20,740	$15,235
12/31/23	$16,137	$21,827	$15,868
01/31/24	$15,624	$21,877	$15,361
02/29/24	$15,623	$22,791	$15,350
03/31/24	$16,330	$23,512	$16,046
04/30/24	$16,235	$22,714	$15,955
05/31/24	$17,240	$23,634	$16,934
06/30/24	$16,729	$24,071	$16,420
07/31/24	$17,455	$24,567	$17,134
08/31/24	$18,264	$25,140	$17,915
09/30/24	$18,950	$25,719	$18,586
10/31/24	$18,699	$25,123	$18,346
11/30/24	$19,327	$26,103	$18,959
12/31/24	$18,447	$25,401	$18,098
01/31/25	$18,863	$26,233	$18,509
02/28/25	$18,891	$26,002	$18,520
03/31/25	$19,279	$24,993	$18,896
04/30/25	$19,983	$25,227	$19,582
05/31/25	$20,841	$26,687	$20,419
06/30/25	$21,230	$27,896	$20,795
07/31/25	$21,252	$28,268	$20,817
08/31/25	$21,669	$29,037	$21,212
09/30/25	$21,989	$30,037	$21,523

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
GII	16.03%	12.84%	8.20%
MSCI ACWI IMI Index	16.79%	13.30%	11.63%
S&P Global Infrastructure Index	15.80%	12.62%	7.97%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 622,481,861
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,079,937
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$622,481,861 Number of Portfolio Holdings77 Portfolio Turnover Rate10% Total Advisory Fees Paid$2,079,937
Holdings [Text Block]

Top Ten Countries

Countries	%
United States	40.5%
Australia	8.6%
Spain	8.5%
Canada	8.4%
Mexico	7.0%
France	5.8%
China	4.5%
New Zealand	2.9%
Italy	2.7%
Switzerland	2.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Aena SME SA	4.9%
Transurban Group	4.9%
NextEra Energy, Inc.	4.7%
Enbridge, Inc.	4.3%
Grupo Aeroportuario del Pacifico SAB de CV	3.6%
Iberdrola SA	3.6%
Southern Co.	3.1%
Williams Cos., Inc.	3.0%
Auckland International Airport Ltd.	2.9%
Duke Energy Corp.	2.9%

Material Fund Change [Text Block]
C000092104
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P Global Natural Resources ETF
Trading Symbol	GNR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® S&P Global Natural Resources ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P Global Natural Resources ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by strong demand and constrained supply for commodities and ongoing global interest in decarbonization and infrastructure investment despite persistent inflation worries and elevated interest rates. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	GNR	MSCI ACWI IMI Index	S&P Global Natural Resources Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,983	$10,757	$10,982
11/30/15	$10,583	$10,690	$10,582
12/31/15	$10,044	$10,491	$10,045
01/31/16	$9,326	$9,833	$9,329
02/29/16	$9,989	$9,782	$9,991
03/31/16	$10,954	$10,522	$10,960
04/30/16	$12,166	$10,688	$12,174
05/31/16	$11,464	$10,710	$11,462
06/30/16	$11,703	$10,633	$11,702
07/31/16	$12,217	$11,107	$12,221
08/31/16	$12,127	$11,144	$12,133
09/30/16	$12,387	$11,225	$12,389
10/31/16	$12,395	$11,008	$12,398
11/30/16	$12,824	$11,128	$12,831
12/31/16	$13,191	$11,368	$13,204
01/31/17	$13,779	$11,676	$13,794
02/28/17	$13,585	$11,997	$13,596
03/31/17	$13,559	$12,139	$13,570
04/30/17	$13,490	$12,335	$13,494
05/31/17	$13,449	$12,581	$13,426
06/30/17	$13,445	$12,655	$13,422
07/31/17	$14,234	$13,002	$14,212
08/31/17	$14,413	$13,048	$14,405
09/30/17	$14,858	$13,328	$14,849
10/31/17	$15,177	$13,597	$15,171
11/30/17	$15,248	$13,864	$15,244
12/31/17	$16,105	$14,090	$16,107
01/31/18	$16,940	$14,850	$16,950
02/28/18	$16,070	$14,230	$16,080
03/31/18	$15,815	$13,964	$15,820
04/30/18	$16,586	$14,095	$16,602
05/31/18	$16,827	$14,150	$16,835
06/30/18	$16,640	$14,065	$16,652
07/31/18	$16,805	$14,455	$16,824
08/31/18	$16,260	$14,588	$16,274
09/30/18	$16,815	$14,611	$16,846
10/31/18	$15,290	$13,468	$15,313
11/30/18	$14,741	$13,658	$14,759
12/31/18	$13,985	$12,670	$14,000
01/31/19	$15,314	$13,701	$15,347
02/28/19	$15,540	$14,082	$15,565
03/31/19	$15,689	$14,228	$15,711
04/30/19	$15,696	$14,698	$15,707
05/31/19	$14,476	$13,818	$14,483
06/30/19	$15,855	$14,707	$15,882
07/31/19	$15,454	$14,751	$15,488
08/31/19	$14,461	$14,379	$14,480
09/30/19	$14,880	$14,681	$14,900
10/31/19	$15,137	$15,085	$15,163
11/30/19	$15,382	$15,461	$15,391
12/31/19	$16,274	$16,009	$16,298
01/31/20	$15,030	$15,797	$15,055
02/29/20	$13,348	$14,504	$13,351
03/31/20	$10,948	$12,417	$10,921
04/30/20	$12,445	$13,784	$12,423
05/31/20	$12,896	$14,418	$12,868
06/30/20	$13,135	$14,879	$13,124
07/31/20	$13,583	$15,652	$13,575
08/31/20	$14,111	$16,600	$14,103
09/30/20	$13,397	$16,085	$13,381
10/31/20	$12,950	$15,737	$12,937
11/30/20	$15,215	$17,729	$15,202
12/31/20	$16,299	$18,611	$16,290
01/31/21	$16,349	$18,578	$16,348
02/28/21	$17,806	$19,072	$17,805
03/31/21	$18,188	$19,566	$18,178
04/30/21	$18,928	$20,416	$18,927
05/31/21	$19,933	$20,720	$19,911
06/30/21	$19,469	$20,970	$19,471
07/31/21	$19,393	$21,076	$19,400
08/31/21	$19,106	$21,598	$19,112
09/30/21	$18,902	$20,737	$18,907
10/31/21	$19,810	$21,746	$19,812
11/30/21	$18,916	$21,162	$18,913
12/31/21	$20,251	$22,002	$20,264
01/31/22	$21,020	$20,860	$21,035
02/28/22	$21,987	$20,383	$22,001
03/31/22	$23,623	$20,799	$23,625
04/30/22	$22,573	$19,147	$22,591
05/31/22	$23,633	$19,158	$23,641
06/30/22	$19,918	$17,505	$19,913
07/31/22	$20,616	$18,756	$20,613
08/31/22	$20,737	$18,090	$20,737
09/30/22	$18,964	$16,344	$18,970
10/31/22	$20,898	$17,350	$20,880
11/30/22	$22,935	$18,670	$22,914
12/31/22	$22,217	$17,953	$22,208
01/31/23	$23,881	$19,275	$23,878
02/28/23	$22,553	$18,740	$22,560
03/31/23	$22,297	$19,200	$22,298
04/30/23	$22,251	$19,445	$22,242
05/31/23	$20,159	$19,210	$20,133
06/30/23	$21,439	$20,331	$21,433
07/31/23	$23,074	$21,108	$23,081
08/31/23	$22,295	$20,502	$22,287
09/30/23	$22,210	$19,639	$22,195
10/31/23	$21,119	$18,985	$21,080
11/30/23	$22,149	$20,740	$22,115
12/31/23	$22,976	$21,827	$22,958
01/31/24	$21,754	$21,877	$21,734
02/29/24	$21,668	$22,791	$21,636
03/31/24	$23,448	$23,512	$23,418
04/30/24	$23,423	$22,714	$23,398
05/31/24	$24,071	$23,634	$24,032
06/30/24	$23,024	$24,071	$22,967
07/31/24	$23,334	$24,567	$23,283
08/31/24	$23,356	$25,140	$23,247
09/30/24	$23,851	$25,719	$23,751
10/31/24	$22,789	$25,123	$22,685
11/30/24	$22,637	$26,103	$22,516
12/31/24	$21,054	$25,401	$20,925
01/31/25	$22,220	$26,233	$22,094
02/28/25	$22,176	$26,002	$22,048
03/31/25	$22,512	$24,993	$22,376
04/30/25	$21,825	$25,227	$21,692
05/31/25	$22,467	$26,687	$22,323
06/30/25	$23,249	$27,896	$23,106
07/31/25	$23,411	$28,268	$23,273
08/31/25	$24,937	$29,037	$24,790
09/30/25	$25,417	$30,037	$25,268

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
GNR	6.57%	13.66%	9.78%
MSCI ACWI IMI Index	16.79%	13.30%	11.63%
S&P Global Natural Resources Index	6.39%	13.56%	9.71%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 3,362,518,416
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 11,622,206
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$3,362,518,416 Number of Portfolio Holdings104 Portfolio Turnover Rate15% Total Advisory Fees Paid$11,622,206
Holdings [Text Block]

Top Ten Countries

Countries	%
United States	39.7%
Canada	17.9%
Australia	9.7%
Brazil	6.0%
Finland	4.0%
France	3.0%
South Africa	2.8%
India	2.3%
China	2.2%
Japan	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
BHP Group Ltd.	4.9%
Nutrien Ltd.	4.9%
Shell PLC	4.7%
Exxon Mobil Corp.	4.6%
Newmont Corp.	3.3%
TotalEnergies SE	3.0%
Agnico Eagle Mines Ltd.	2.9%
Chevron Corp.	2.8%
UPM-Kymmene OYJ	2.7%
Reliance Industries Ltd.	2.3%

Material Fund Change [Text Block]
C000057694
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P International Dividend ETF
Trading Symbol	DWX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® S&P International Dividend ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P International Dividend ETF	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the past year, international dividend-paying equities navigated a dynamic global landscape marked by shifting monetary policies, geopolitical tensions, and evolving sector leadership. Currency movements, particularly a weaker U.S. dollar, provided a tailwind for U.S.-based investors in foreign markets. Defensive sectors, including utilities and consumer staples, saw renewed interest amid macroeconomic uncertainty. Rebalance events in January 2025 and July 2025 reflected strategic adjustments to constituent weights, driven by dividend sustainability and liquidity metrics. The index continued to reflect a diversified mix of high-yielding companies across developed and emerging markets, with a focus on sustainable income and regional balance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	DWX	MSCI All Country World ex USA Index	S&P International Dividend Opportunities Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,651	$10,744	$10,656
11/30/15	$10,299	$10,523	$10,300
12/31/15	$10,058	$10,324	$10,065
01/31/16	$9,566	$9,622	$9,589
02/29/16	$9,498	$9,512	$9,544
03/31/16	$10,548	$10,286	$10,598
04/30/16	$10,974	$10,556	$11,024
05/31/16	$10,639	$10,378	$10,683
06/30/16	$10,636	$10,219	$10,690
07/31/16	$11,170	$10,725	$11,234
08/31/16	$11,071	$10,793	$11,135
09/30/16	$11,298	$10,926	$11,363
10/31/16	$11,245	$10,769	$11,311
11/30/16	$11,033	$10,519	$11,098
12/31/16	$11,431	$10,789	$11,508
01/31/17	$11,685	$11,171	$11,768
02/28/17	$11,812	$11,349	$11,950
03/31/17	$12,059	$11,637	$12,205
04/30/17	$12,227	$11,886	$12,370
05/31/17	$12,599	$12,271	$12,748
06/30/17	$12,562	$12,309	$12,710
07/31/17	$12,982	$12,763	$13,155
08/31/17	$13,091	$12,830	$13,299
09/30/17	$13,087	$13,068	$13,290
10/31/17	$13,112	$13,314	$13,319
11/30/17	$13,369	$13,422	$13,580
12/31/17	$13,539	$13,722	$13,762
01/31/18	$13,978	$14,486	$14,209
02/28/18	$13,321	$13,803	$13,539
03/31/18	$13,181	$13,560	$13,397
04/30/18	$13,298	$13,776	$13,507
05/31/18	$12,957	$13,458	$13,165
06/30/18	$12,925	$13,205	$13,142
07/31/18	$13,233	$13,521	$13,467
08/31/18	$12,951	$13,238	$13,212
09/30/18	$12,893	$13,298	$13,157
10/31/18	$12,131	$12,217	$12,382
11/30/18	$12,432	$12,332	$12,692
12/31/18	$12,023	$11,774	$12,281
01/31/19	$12,749	$12,664	$13,029
02/28/19	$13,016	$12,911	$13,302
03/31/19	$13,144	$12,988	$13,429
04/30/19	$13,401	$13,331	$13,688
05/31/19	$13,165	$12,616	$13,444
06/30/19	$13,838	$13,375	$14,137
07/31/19	$13,619	$13,214	$13,915
08/31/19	$13,493	$12,805	$13,802
09/30/19	$13,810	$13,135	$14,124
10/31/19	$14,191	$13,593	$14,519
11/30/19	$14,128	$13,713	$14,458
12/31/19	$14,453	$14,307	$14,798
01/31/20	$14,446	$13,923	$14,794
02/29/20	$13,284	$12,822	$13,598
03/31/20	$11,105	$10,966	$11,364
04/30/20	$11,709	$11,797	$11,979
05/31/20	$11,816	$12,183	$12,088
06/30/20	$12,173	$12,733	$12,450
07/31/20	$12,459	$13,301	$12,729
08/31/20	$12,887	$13,870	$13,186
09/30/20	$12,534	$13,529	$12,823
10/31/20	$12,086	$13,238	$12,361
11/30/20	$13,379	$15,019	$13,693
12/31/20	$13,772	$15,831	$14,103
01/31/21	$13,660	$15,865	$13,993
02/28/21	$13,679	$16,179	$14,012
03/31/21	$14,346	$16,384	$14,700
04/30/21	$14,774	$16,866	$15,137
05/31/21	$15,229	$17,394	$15,568
06/30/21	$15,025	$17,281	$15,394
07/31/21	$15,248	$16,996	$15,626
08/31/21	$15,367	$17,319	$15,768
09/30/21	$14,690	$16,765	$15,071
10/31/21	$15,018	$17,165	$15,416
11/30/21	$14,482	$16,392	$14,866
12/31/21	$15,187	$17,070	$15,584
01/31/22	$15,206	$16,441	$15,603
02/28/22	$15,122	$16,115	$15,531
03/31/22	$15,277	$16,141	$15,681
04/30/22	$14,672	$15,127	$15,055
05/31/22	$14,720	$15,236	$15,096
06/30/22	$13,594	$13,925	$13,940
07/31/22	$13,828	$14,402	$14,186
08/31/22	$13,161	$13,939	$13,502
09/30/22	$11,755	$12,546	$12,049
10/31/22	$12,008	$12,920	$12,309
11/30/22	$13,079	$14,446	$13,413
12/31/22	$13,253	$14,338	$13,595
01/31/23	$14,089	$15,500	$14,459
02/28/23	$13,795	$14,956	$14,165
03/31/23	$14,044	$15,322	$14,413
04/30/23	$14,570	$15,588	$14,949
05/31/23	$13,969	$15,021	$14,319
06/30/23	$14,346	$15,695	$14,701
07/31/23	$14,860	$16,334	$15,233
08/31/23	$14,368	$15,596	$14,776
09/30/23	$13,939	$15,103	$14,330
10/31/23	$13,633	$14,480	$14,019
11/30/23	$14,577	$15,784	$14,996
12/31/23	$15,177	$16,577	$15,635
01/31/24	$15,072	$16,412	$15,530
02/29/24	$14,758	$16,827	$15,202
03/31/24	$15,075	$17,353	$15,554
04/30/24	$14,715	$17,042	$15,131
05/31/24	$15,134	$17,536	$15,571
06/30/24	$14,979	$17,520	$15,420
07/31/24	$15,908	$17,925	$16,386
08/31/24	$16,700	$18,436	$17,221
09/30/24	$16,998	$18,932	$17,527
10/31/24	$16,127	$18,003	$16,634
11/30/24	$16,226	$17,840	$16,740
12/31/24	$15,569	$17,494	$16,063
01/31/25	$15,928	$18,199	$16,457
02/28/25	$16,403	$18,451	$16,935
03/31/25	$17,060	$18,409	$17,607
04/30/25	$18,304	$19,074	$18,895
05/31/25	$18,685	$19,948	$19,278
06/30/25	$19,102	$20,625	$19,710
07/31/25	$18,766	$20,566	$19,370
08/31/25	$19,522	$21,279	$20,189
09/30/25	$19,563	$22,046	$20,227

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
DWX	15.09%	9.31%	6.94%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
S&P International Dividend Opportunities Index	15.41%	9.54%	7.30%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 484,969,449
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,961,284
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$484,969,449 Number of Portfolio Holdings102 Portfolio Turnover Rate70% Total Advisory Fees Paid$1,961,284
Holdings [Text Block]

Top Ten Countries

Countries	%
Japan	26.1%
France	9.2%
United Kingdom	9.1%
Australia	7.2%
Canada	6.9%
Singapore	4.7%
Switzerland	4.2%
South Africa	3.7%
United States	3.5%
Taiwan	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
CapitaLand Ascendas REIT	2.0%
ANZ Group Holdings Ltd.	1.7%
Land Securities Group PLC REIT	1.7%
Orange SA	1.7%
TotalEnergies SE	1.7%
Nedbank Group Ltd.	1.7%
Pembina Pipeline Corp.	1.6%
Skandinaviska Enskilda Banken AB, Class A	1.6%
Snam SpA	1.5%
Evonik Industries AG	1.5%

Material Fund Change [Text Block]
C000038338
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P International Small Cap ETF
Trading Symbol	GWX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® S&P International Small Cap ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P International Small Cap ETF	$44	0.40%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

International small-cap stocks had a strong year overall, with the index gaining 21% through September 2025, matching large-cap peers outside the U.S. While quarterly returns were moderate, the segment benefited from global rate cuts, improving trade conditions, and sector-specific tailwinds. Returns were broadly positive across non-U.S. markets, with small caps benefiting from easing trade tensions, accommodative monetary policy, and improving sentiment in developed and emerging economies. However, quarterly gains were modest compared to the strong rebound seen in U.S. small caps during the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	GWX	MSCI All Country World ex USA Index	S&P Developed ex-U.S. Under USD 2 Billion Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,566	$10,744	$10,564
11/30/15	$10,522	$10,523	$10,509
12/31/15	$10,536	$10,324	$10,508
01/31/16	$9,761	$9,622	$9,735
02/29/16	$9,774	$9,512	$9,755
03/31/16	$10,658	$10,286	$10,639
04/30/16	$11,116	$10,556	$11,082
05/31/16	$11,048	$10,378	$10,973
06/30/16	$10,796	$10,219	$10,731
07/31/16	$11,458	$10,725	$11,358
08/31/16	$11,317	$10,793	$11,186
09/30/16	$11,618	$10,926	$11,510
10/31/16	$11,303	$10,769	$11,196
11/30/16	$11,049	$10,519	$10,932
12/31/16	$11,295	$10,789	$11,188
01/31/17	$11,710	$11,171	$11,593
02/28/17	$12,013	$11,349	$11,858
03/31/17	$12,164	$11,637	$11,993
04/30/17	$12,400	$11,886	$12,218
05/31/17	$12,751	$12,271	$12,605
06/30/17	$12,870	$12,309	$12,748
07/31/17	$13,258	$12,763	$13,146
08/31/17	$13,277	$12,830	$13,219
09/30/17	$13,512	$13,068	$13,461
10/31/17	$13,772	$13,314	$13,718
11/30/17	$14,070	$13,422	$14,038
12/31/17	$14,473	$13,722	$14,455
01/31/18	$15,144	$14,486	$15,148
02/28/18	$14,555	$13,803	$14,558
03/31/18	$14,307	$13,560	$14,345
04/30/18	$14,559	$13,776	$14,533
05/31/18	$14,553	$13,458	$14,510
06/30/18	$14,071	$13,205	$14,007
07/31/18	$14,035	$13,521	$13,933
08/31/18	$14,080	$13,238	$13,964
09/30/18	$14,056	$13,298	$13,985
10/31/18	$12,511	$12,217	$12,471
11/30/18	$12,601	$12,332	$12,565
12/31/18	$11,699	$11,774	$11,655
01/31/19	$12,544	$12,664	$12,503
02/28/19	$12,818	$12,911	$12,763
03/31/19	$12,693	$12,988	$12,641
04/30/19	$12,938	$13,331	$12,863
05/31/19	$12,253	$12,616	$12,203
06/30/19	$12,728	$13,375	$12,654
07/31/19	$12,586	$13,214	$12,507
08/31/19	$12,182	$12,805	$12,114
09/30/19	$12,470	$13,135	$12,400
10/31/19	$13,051	$13,593	$12,972
11/30/19	$13,246	$13,713	$13,160
12/31/19	$13,868	$14,307	$13,819
01/31/20	$13,250	$13,923	$13,209
02/29/20	$11,813	$12,822	$11,756
03/31/20	$9,934	$10,966	$9,823
04/30/20	$11,054	$11,797	$10,971
05/31/20	$11,799	$12,183	$11,713
06/30/20	$11,998	$12,733	$11,915
07/31/20	$12,481	$13,301	$12,393
08/31/20	$13,355	$13,870	$13,307
09/30/20	$13,307	$13,529	$13,255
10/31/20	$12,933	$13,238	$12,879
11/30/20	$14,679	$15,019	$14,664
12/31/20	$15,702	$15,831	$15,681
01/31/21	$15,572	$15,865	$15,574
02/28/21	$16,056	$16,179	$16,089
03/31/21	$16,485	$16,384	$16,476
04/30/21	$17,083	$16,866	$17,103
05/31/21	$17,398	$17,394	$17,479
06/30/21	$17,303	$17,281	$17,377
07/31/21	$17,301	$16,996	$17,371
08/31/21	$17,706	$17,319	$17,793
09/30/21	$17,288	$16,765	$17,359
10/31/21	$17,484	$17,165	$17,511
11/30/21	$16,451	$16,392	$16,425
12/31/21	$17,149	$17,070	$17,138
01/31/22	$15,808	$16,441	$15,777
02/28/22	$15,983	$16,115	$15,893
03/31/22	$16,103	$16,141	$16,035
04/30/22	$14,946	$15,127	$14,878
05/31/22	$14,929	$15,236	$14,810
06/30/22	$13,247	$13,925	$13,110
07/31/22	$14,132	$14,402	$13,986
08/31/22	$13,749	$13,939	$13,601
09/30/22	$12,039	$12,546	$11,891
10/31/22	$12,403	$12,920	$12,262
11/30/22	$13,688	$14,446	$13,518
12/31/22	$13,771	$14,338	$13,615
01/31/23	$14,842	$15,500	$14,667
02/28/23	$14,385	$14,956	$14,189
03/31/23	$14,461	$15,322	$14,275
04/30/23	$14,487	$15,588	$14,306
05/31/23	$14,021	$15,021	$13,832
06/30/23	$14,426	$15,695	$14,242
07/31/23	$15,084	$16,334	$14,917
08/31/23	$14,599	$15,596	$14,400
09/30/23	$13,899	$15,103	$13,725
10/31/23	$13,074	$14,480	$12,870
11/30/23	$14,297	$15,784	$14,110
12/31/23	$15,297	$16,577	$15,151
01/31/24	$14,929	$16,412	$14,749
02/29/24	$15,030	$16,827	$14,848
03/31/24	$15,555	$17,353	$15,376
04/30/24	$15,143	$17,042	$14,892
05/31/24	$15,700	$17,536	$15,416
06/30/24	$15,408	$17,520	$15,142
07/31/24	$16,116	$17,925	$15,785
08/31/24	$16,265	$18,436	$15,975
09/30/24	$16,668	$18,932	$16,364
10/31/24	$15,756	$18,003	$15,454
11/30/24	$15,723	$17,840	$15,416
12/31/24	$15,355	$17,494	$15,061
01/31/25	$15,745	$18,199	$15,450
02/28/25	$15,709	$18,451	$15,436
03/31/25	$15,699	$18,409	$15,387
04/30/25	$16,615	$19,074	$16,272
05/31/25	$17,591	$19,948	$17,193
06/30/25	$18,497	$20,625	$18,093
07/31/25	$18,669	$20,566	$18,303
08/31/25	$19,632	$21,279	$19,276
09/30/25	$20,174	$22,046	$19,807

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
GWX	21.03%	8.68%	7.27%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
S&P Developed ex-U.S. Under USD 2 Billion Index	21.04%	8.36%	7.07%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 791,709,903
Holdings Count | Holding	2,064
Advisory Fees Paid, Amount	$ 2,701,059
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$791,709,903 Number of Portfolio Holdings2,064 Portfolio Turnover Rate14% Total Advisory Fees Paid$2,701,059
Holdings [Text Block]

Top Ten Countries

Countries	%
Japan	37.0%
South Korea	10.5%
Australia	9.1%
Canada	8.8%
United Kingdom	7.0%
Sweden	5.1%
Israel	2.9%
Germany	2.8%
United States	1.5%
France	1.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Koninklijke Heijmans NV	0.3%
Insignia Financial Ltd.	0.2%
Kanematsu Corp.	0.2%
TechWing, Inc.	0.2%
DTS Corp.	0.2%
Aurinia Pharmaceuticals, Inc.	0.2%
Wesdome Gold Mines Ltd.	0.2%
Colowide Co. Ltd.	0.2%
Sinfonia Technology Co. Ltd.	0.2%
Kiyo Bank Ltd.	0.2%

Material Fund Change [Text Block]
C000163789
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P North American Natural Resources ETF
Trading Symbol	NANR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® S&P North American Natural Resources ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P North American Natural Resources ETF	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

North American natural resources experienced significant volatility over the reporting period. In Q4 2024, energy rebounded (+5.5%) as West Texas Intermediate crude oil surged over 8% due to geopolitical tensions, falling inventories, and OPEC+ production cuts. Natural gas rose slightly, but ended the year down sharply (-26%) on warm weather and high inventories. Precious metals fell in Q4 but gold posted a stellar annual gain (+26%) on monetary easing and central bank buying. Q1 2025 saw energy and industrial metals rally, led by natural gas (+31%) and copper (+25%) on supply disruptions and tariff concerns. Q2 reversed this trend: energy dropped (-10.9%), with oil and gas prices falling on robust production and weak demand, while industrial metals were flat. In Q3, commodities rebounded (+3.6%), driven by gold and silver on fiscal and geopolitical concerns. Energy remained weak, with oil flat and natural gas down (-18.2%) due to oversupply. Industrial metals were mixed, with copper down but zinc and aluminum up on supply constraints.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	NANR	MSCI ACWI IMI Index	S&P BMI North American Natural Resources Index
12/15/15	$10,000	$10,000	$10,000
12/31/15	$10,024	$10,125	$10,027
01/31/16	$9,544	$9,491	$9,548
02/29/16	$10,653	$9,441	$10,653
03/31/16	$11,669	$10,155	$11,678
04/30/16	$13,700	$10,316	$13,717
05/31/16	$13,032	$10,337	$13,040
06/30/16	$13,720	$10,263	$13,734
07/31/16	$14,117	$10,720	$14,133
08/31/16	$13,484	$10,756	$13,491
09/30/16	$13,721	$10,834	$13,731
10/31/16	$13,417	$10,625	$13,427
11/30/16	$13,985	$10,740	$13,988
12/31/16	$14,061	$10,972	$14,077
01/31/17	$14,590	$11,269	$14,610
02/28/17	$14,024	$11,579	$14,035
03/31/17	$13,945	$11,716	$13,956
04/30/17	$13,673	$11,905	$13,685
05/31/17	$13,318	$12,142	$13,321
06/30/17	$13,104	$12,214	$13,106
07/31/17	$13,811	$12,549	$13,815
08/31/17	$13,798	$12,593	$13,797
09/30/17	$14,234	$12,863	$14,235
10/31/17	$14,190	$13,123	$14,194
11/30/17	$14,321	$13,381	$14,318
12/31/17	$15,173	$13,599	$15,184
01/31/18	$15,679	$14,333	$15,694
02/28/18	$14,315	$13,734	$14,319
03/31/18	$14,369	$13,478	$14,375
04/30/18	$15,053	$13,603	$15,061
05/31/18	$15,477	$13,657	$15,477
06/30/18	$15,679	$13,575	$15,680
07/31/18	$15,519	$13,951	$15,522
08/31/18	$14,490	$14,079	$14,481
09/30/18	$14,756	$14,102	$14,748
10/31/18	$13,469	$12,999	$13,457
11/30/18	$13,484	$13,182	$13,463
12/31/18	$12,663	$12,228	$12,640
01/31/19	$13,819	$13,224	$13,798
02/28/19	$13,979	$13,591	$13,951
03/31/19	$14,206	$13,732	$14,176
04/30/19	$14,041	$14,186	$14,014
05/31/19	$12,842	$13,337	$12,803
06/30/19	$14,337	$14,194	$14,298
07/31/19	$14,109	$14,237	$14,073
08/31/19	$13,785	$13,878	$13,742
09/30/19	$13,797	$14,169	$13,754
10/31/19	$13,656	$14,559	$13,614
11/30/19	$13,828	$14,922	$13,776
12/31/19	$15,009	$15,451	$14,962
01/31/20	$13,924	$15,247	$13,881
02/29/20	$12,569	$13,999	$12,513
03/31/20	$9,742	$11,984	$9,688
04/30/20	$12,614	$13,304	$12,557
05/31/20	$12,659	$13,916	$12,587
06/30/20	$13,085	$14,361	$13,031
07/31/20	$13,661	$15,107	$13,597
08/31/20	$13,924	$16,021	$13,849
09/30/20	$12,819	$15,525	$12,745
10/31/20	$12,551	$15,189	$12,479
11/30/20	$14,558	$17,112	$14,465
12/31/20	$15,181	$17,962	$15,077
01/31/21	$15,195	$17,930	$15,096
02/28/21	$16,879	$18,407	$16,754
03/31/21	$17,611	$18,885	$17,485
04/30/21	$18,462	$19,704	$18,333
05/31/21	$19,889	$19,998	$19,693
06/30/21	$19,248	$20,240	$19,106
07/31/21	$18,656	$20,342	$18,520
08/31/21	$17,986	$20,845	$17,842
09/30/21	$18,413	$20,014	$18,263
10/31/21	$20,277	$20,988	$20,119
11/30/21	$19,595	$20,424	$19,427
12/31/21	$20,649	$21,235	$20,482
01/31/22	$22,185	$20,133	$22,014
02/28/22	$24,586	$19,673	$24,386
03/31/22	$27,211	$20,074	$26,998
04/30/22	$26,284	$18,480	$26,081
05/31/22	$27,803	$18,491	$27,576
06/30/22	$23,308	$16,895	$23,096
07/31/22	$23,966	$18,102	$23,757
08/31/22	$24,288	$17,460	$24,071
09/30/22	$22,632	$15,774	$22,406
10/31/22	$25,812	$16,745	$25,572
11/30/22	$27,296	$18,019	$27,026
12/31/22	$26,088	$17,327	$25,822
01/31/23	$27,855	$18,604	$27,575
02/28/23	$25,483	$18,087	$25,209
03/31/23	$25,836	$18,531	$25,537
04/30/23	$26,533	$18,767	$26,228
05/31/23	$23,636	$18,541	$23,337
06/30/23	$25,178	$19,622	$24,885
07/31/23	$27,064	$20,373	$26,755
08/31/23	$26,203	$19,788	$25,888
09/30/23	$25,911	$18,955	$25,596
10/31/23	$24,289	$18,323	$23,995
11/30/23	$24,702	$20,017	$24,380
12/31/23	$25,324	$21,067	$24,997
01/31/24	$23,865	$21,114	$23,558
02/29/24	$24,094	$21,997	$23,769
03/31/24	$27,009	$22,692	$26,649
04/30/24	$27,616	$21,922	$27,251
05/31/24	$28,385	$22,810	$27,993
06/30/24	$27,218	$23,233	$26,825
07/31/24	$28,123	$23,711	$27,721
08/31/24	$28,227	$24,264	$27,807
09/30/24	$28,283	$24,823	$27,860
10/31/24	$27,828	$24,248	$27,421
11/30/24	$28,816	$25,193	$28,375
12/31/24	$25,874	$24,516	$25,458
01/31/25	$27,049	$25,318	$26,620
02/28/25	$27,332	$25,096	$26,881
03/31/25	$28,095	$24,122	$27,628
04/30/25	$26,531	$24,348	$26,092
05/31/25	$27,397	$25,757	$26,921
06/30/25	$28,897	$26,924	$28,405
07/31/25	$29,328	$27,283	$28,833
08/31/25	$31,743	$28,025	$31,190
09/30/25	$33,006	$28,990	$32,432

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/15/15
NANR	16.70%	20.82%	12.96%
MSCI ACWI IMI Index	16.79%	13.30%	11.48%
S&P BMI North American Natural Resources Index	16.41%	20.54%	12.77%

Performance Inception Date	Dec. 15, 2015
Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 728,850,789
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 2,095,154
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$728,850,789 Number of Portfolio Holdings178 Portfolio Turnover Rate21% Total Advisory Fees Paid$2,095,154
Holdings [Text Block]

Top Ten Countries

Countries	%
United States	68.2%
Canada	25.0%
Brazil	2.4%
United Kingdom	1.8%
Zambia	0.7%
Chile	0.5%
Congo, the Republic of	0.3%
Burkina Faso	0.3%
Turkey	0.3%
Australia	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Exxon Mobil Corp.	9.8%
Chevron Corp.	7.4%
Newmont Corp.	4.2%
Agnico Eagle Mines Ltd.	3.8%
ConocoPhillips	2.9%
Corteva, Inc.	2.9%
Freeport-McMoRan, Inc.	2.6%
Barrick Mining Corp.	2.5%
Wheaton Precious Metals Corp.	2.3%
Franco-Nevada Corp.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended September 30, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 1, 2024 , the index which serves as the initial universe of eligible securities for the Fund’s benchmark index changed.  This resulted in related changes to the Fund’s principal investment strategy, as well as the addition of “Small-Capitalization Securities Risk” as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]

Effective October 1, 2024 , the index which serves as the initial universe of eligible securities for the Fund’s benchmark index changed.  This resulted in related changes to the Fund’s principal investment strategy, as well as the addition of “Small-Capitalization Securities Risk” as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended September 30, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.